UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-07493)

The Hennessy Funds, Inc.
(Exact name of registrant as specified in charter)

7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Address of principal executive offices) (Zip code)

Neil J. Hennessy
Hennessy Advisors, Inc.
7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Name and address of agent for service)

800-966-4354
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2011

Date of reporting period: April 30, 2011

Item 1. Reports to Stockholders.

HENNESSY FUNDS

SEMI-ANNUAL REPORT

APRIL 30, 2011

Hennessy Cornerstone Growth Fund
Hennessy Cornerstone Growth Fund, Series II
Hennessy Focus 30 Fund
Hennessy Cornerstone Large Growth Fund
Hennessy Cornerstone Value Fund
Hennessy Total Return Fund
Hennessy Balanced Fund

Contents

Letter to shareholders	1
Performance overview
Hennessy Cornerstone Growth Fund	4
Hennessy Cornerstone Growth Fund, Series II	6
Hennessy Focus 30 Fund	8
Hennessy Cornerstone Large Growth Fund	10
Hennessy Cornerstone Value Fund	12
Hennessy Total Return Fund	14
Hennessy Balanced Fund	15
Financial statements
Schedules of investments
Hennessy Cornerstone Growth Fund	17
Hennessy Cornerstone Growth Fund, Series II	22
Hennessy Focus 30 Fund	27
Hennessy Cornerstone Large Growth Fund	32
Hennessy Cornerstone Value Fund	37
Hennessy Total Return Fund	43
Schedule of Reverse Repurchase Agreements	47
Hennessy Balanced Fund	48
Statements of assets and liabilities	52
Statements of operations	54
Statements of changes in net assets	56
Statement of cash flows – Hennessy Total Return Fund	63
Financial highlights
Hennessy Cornerstone Growth Fund	64
Hennessy Cornerstone Growth Fund, Series II	68
Hennessy Focus 30 Fund	72
Hennessy Cornerstone Large Growth Fund	76
Hennessy Cornerstone Value Fund	80
Hennessy Total Return Fund	84
Hennessy Balanced Fund	86
Notes to the financial statements	89
Expense example	99
Proxy voting policy	101
Quarterly Filings on Form N-Q	101
Directors and Officers	101
Board approval of continuation
of investment advisory agreements	102

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LETTER TO SHAREHOLDERS

June, 2011

Dear Hennessy Funds Shareholder:

When I last wrote to you, I discussed the themes of low confidence and lack of clarity from Washington that dominated the fiscal year ended October 31, 2010.  And here we are, six months into our current fiscal year, and those themes are still front and center and affecting the recovery of our financial markets. We could add the global impact of the earthquake and tsunami in Japan, the political unrest in the Middle East and North Africa, the deadly storms and flooding in the southern part of the U.S. and fires in the state of Texas that all occurred during the last quarter to the events holding back market performance.  However, despite all these global and national hurdles, what truly stands out to me is that our markets have been resilient. Through all this negativity, our economy continues to fight its way back to health.

Many developed nations, including the U.S., are grappling with high deficits, stagnant or falling home prices and stubbornly high unemployment rates, and this is causing some investors to fear that growth here in the U.S. is just not on firm footing yet.  Many investors do, on the other hand, feel optimistic that an economic recovery is clearly underway, and that can be seen in the strong performance of the major U.S. indices. For example, the Dow Jones Industrial Average and the S&P 500 Indices each returned approximately 16-17% for the six-month period ended April 30, 2011. And, we are once again seeing high-quality stocks, those with strong fundamentals and growth potential, returning to favor and leading the market.  I think that this past six-month period can best be characterized as a battle between fear and optimism in the financial markets.

There are some heroes in this battle of fear and optimism, and those definitely include U.S. corporations.  Many companies are lean and productive. They have strong balance sheets and are growing stronger each quarter. The facts are that consumer spending is improving and the interest rate environment remains favorable.  Here at Hennessy, we believe that the financial markets are still undervalued and are poised for long-term, moderate growth. We are enthusiastic about the outlook for the equity market and believe that it should continue to grow even through this onslaught of negativity.

I honestly believe that the average investor is bewildered by the volatile responses of Wall Street to the ebb-and-flow of what is basic economic data. But Wall Street is not the lone villain in this market drama. Unfortunately, we still don’t have any clear and actionable direction from our leaders in Washington, and in my opinion, this could

HENNESSY FUNDS                                                                                                          1-800-966-4354

continue to hinder economic recovery.  Many U.S. companies are making a tremendous amount of money, but they are not hiring to grow their businesses until the rules and regulations and taxes are clearly laid out.  How can the market make a strong recovery if Business and the Investor are sidelined by uncertainty and fear?

I would like to answer that.  At Hennessy, we use history as our guide to running a business and to investing.  I believe that the solution to many of our economic problems is not very complex. Throughout our history, the United States has not been a nation of “savers.”  We are consumers.  I believe that if taxes were lowered, average Americans would have more money in their pockets, and they may feel more comfortable spending. That increase in demand would cause a need for a rise in inventories, and companies would need to supply those inventories by increasing production, which of course, means hiring and job growth.

Even without lowered taxes the economy is forging ahead.  The majority of companies continue to navigate through the mine field of uncertainty, while still making plenty of money for their shareholders. I believe that with strong leadership and clarity from our government, companies should begin to gain confidence, to reinvest in their business models, and most importantly to hire, which should lead to an expanded and sustainable economic recovery.

When I hear our elected officials discuss “Too Big to Fail” when describing our financial institutions, I am in dismay.  The U.S. Government is following the exact path that these financial companies took to their eventual demise. These financial firms leveraged themselves to the hilt (think growing U.S. deficit) by continuing to borrow, and then they were bailed out by TARP. I am here to tell you that there is no TARP for the U.S. Government; rather the bailout will come in the form of an increased burden on each of us taxpayers.

Despite the continued fear and uncertainty in the current markets, I continue to fall on the side of optimism and I believe the recovery is real and should just get stronger as we, as a nation, address the issues facing us. As always, we will continue to manage money for the long term, in the sole interest of our shareholders. At Hennessy Funds, we pride ourselves on serving each of our investors directly, so please don’t ever hesitate to contact us at 800-966-4354 if we can answer any questions or can be of service.

Best regards,

Neil J. Hennessy
Portfolio Manager & Chief Investment Officer
WWW.HENNESSYFUNDS.COM

LETTER TO SHAREHOLDERS

Past performance does not guarantee future results.

Mutual fund investing involves risk. Principal loss is possible.

Opinions expressed are those of Neil Hennessy and are subject to change, are not guaranteed and should not be considered investment advice.

The Dow Jones Industrial Average and S&P 500 are unmanaged indices commonly used to measure performance of U.S. stocks and assume reinvestment of dividends. You cannot invest directly in an index.

HENNESSY FUNDS                                                                                                              1-800-966-4354

Hennessy Cornerstone Growth Fund
Original Class Shares (HFCGX)

AVERAGE ANNUAL TOTAL RETURN PERIODS ENDED APRIL 30, 2011

	Six	One	Five	Ten
	Months	Year	Years	Years
Hennessy Cornerstone
Growth Fund – Original Class	20.04%	16.42%	-6.44%	4.81%
Russell 2000 Index	23.73%	22.20%	3.89%	7.34%
S&P 500 Index	16.36%	17.22%	2.95%	2.82%

Gross expense ratio: 1.34%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.hennessyfunds.com.  The gross expense ratio presented is that from the most recent prospectus.

PERFORMANCE NARRATIVE

The Hennessy Cornerstone Growth Fund returned 20.04% for the six-month period ended April 30, 2011, underperforming its benchmark, the Russell 2000 Index, which returned 23.73%, but outperforming the S&P 500 Index, which returned 16.36%, for the same period. Prior to its rebalance in the winter, the Fund underperformed the benchmark and after the rebalance it has subsequently outperformed the benchmark. Before the rebalance took place, we had a positive allocation effect led by the portfolio’s overweight position in the Energy sector and underweight position in the Financial sector. This was offset by individual stock selection within the portfolio, which dragged down its relative returns. Prior to the rebalance, the best performing stock was American Axel & Manufacturing Holdings (AXL), which issued a better than expected Q3 ‘10 earnings report, while the worst performer was Global Cash Access Holdings (GCA), as the company delivered weak earnings for Q3 and lowered guidance going forward. Post-rebalance, the Fund’s relative outperformance versus its benchmark was driven largely by security selection. We had a slight underperformance to the benchmark due to an overweight allocation to the Consumer Discretionary sector and an underweight position in the Health Care sector, but this was more than made up for by the positive contribution from security selection. The top performing company after the rebalance was Sauer-Danfoss (SHS), which rose sharply after strong Q4 ‘10 earnings,  while the worst performing stock was CPI Corp. (CPY), which issued a worse than expected earnings for Q4 ‘10. In general, stocks within the Energy, Materials and Industrial sectors were positive contributors to relative returns.

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PERFORMANCE REVIEW — HENNESSY CORNERSTONE GROWTH FUND

Hennessy Cornerstone Growth Fund
Institutional Class Shares (HICGX)

AVERAGE ANNUAL TOTAL RETURN PERIODS ENDED APRIL 30, 2011

	Six		Since Inception
	Months	One Year	(3/3/08)
Hennessy Cornerstone
Growth Fund – Institutional Class	20.25%	16.87%	-2.23%
Russell 2000 Index	23.73%	22.20%	9.26%
S&P 500 Index	16.36%	17.22%	3.02%

Gross expense ratio: 1.09%.  Net expense ratio: 0.98%.  The expense ratio is contractually capped at 0.98% indefinitely.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.hennessyfunds.com.  Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.  The expense ratios presented are that from the most recent prospectus.

The S&P 500 Index and Russell 2000 Index are unmanaged indices commonly used to measure the performance of U.S. Stocks. You cannot invest directly in an index. Small and medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Investments in foreign securities involve greater volatility and political, economic and currency risk and differences in accounting methods. References to specific securities should not be considered a recommendation to buy or sell any security. Fund holdings and sector allocations are subject to change. Please refer to the included Schedule of Investments.

HENNESSY FUNDS                                                                                                              1-800-966-4354

Hennessy Cornerstone Growth Fund, Series II
Original Class Shares (HENLX)

AVERAGE ANNUAL TOTAL RETURN PERIODS ENDED APRIL 30, 2011

	Six	One	Five	Since Inception
	Months	Year	Years	(7/1/05)
Hennessy Cornerstone Growth
Fund, Series II – Original Class	21.02%	19.39%	-8.24%	-3.24%
Russell 2000 Growth Index	27.07%	30.29%	5.14%	8.11%
S&P 500 Index	16.36%	17.22%	2.95%	4.44%

Gross expense ratio: 1.62%.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.hennessyfunds.com.  The gross expense ratio presented is that from the most recent prospectus.

PERFORMANCE NARRATIVE

The Hennessy Cornerstone Growth Fund, Series II returned 21.02% for the six-month period ended April 30, 2011, underperforming its benchmark, the Russell 2000 Growth Index, which returned 27.07%, but outperforming the S&P 500 Index, which returned 16.36%, for the same period. Security selection in the Consumer Discretionary and Telecommunications Services sectors drove the strong performance but was offset relative to the benchmark with weaker security selection in the Information Technology and Financial sectors. The Fund’s overweight allocation to Industrials and underweight allocation to Information Technology also contributed to a lag in relative performance. The best performing stock in the Fund was IDT Corp (IDT), which was up over 100% due to better than expected Q1 ‘11 earnings released in December. The worst performing stock in the Fund was Lionbridge Technologies (LIOX), which was down nearly -33% after missing earnings estimates for Q3 ‘10.

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PERFORMANCE REVIEW — HENNESSY CORNERSTONE GROWTH FUND, SERIES II

Hennessy Cornerstone Growth Fund, Series II
Institutional Class Shares (HINLX)

AVERAGE ANNUAL TOTAL RETURN PERIODS ENDED APRIL 30, 2011

	Six		Since Inception
	Months	One Year	(3/3/08)
Hennessy Cornerstone Growth
Fund, Series II – Institutional Class	21.36%	20.10%	-3.25%
Russell 2000 Growth Index	27.07%	30.29%	10.75%
S&P 500 Index	16.36%	17.22%	3.02%

Gross expense ratio: 1.40%.  Net expense ratio: 0.98%.  The expense ratio is contractually capped at 0.98% indefinitely.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.hennessyfunds.com.  Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.  The expense ratios presented are that from the most recent prospectus.

The Russell 2000 Growth Index and S&P 500 Index are unmanaged indices commonly used to measure the performance of U.S. Stocks. You cannot invest directly in an index. Small and medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Investments in foreign securities involve greater volatility and political, economic and currency risk and differences in accounting methods. References to specific securities should not be considered a recommendation to buy or sell any security. Fund holdings and sector allocations are subject to change. Please refer to the included Schedule of Investments.

HENNESSY FUNDS                                                                                                              1-800-966-4354

Hennessy Focus 30 Fund
Original Class Shares (HFTFX)

AVERAGE ANNUAL TOTAL RETURN PERIODS ENDED APRIL 30, 2011

	Six	One	Five	Since Inception
	Months	Year	Years	(9/17/03)
Hennessy Focus 30 Fund –
Original Class	22.72%	29.43%	3.82%	11.63%
S&P Midcap 400 Index	23.25%	25.07%	6.35%	10.52%
S&P 500 Index	16.36%	17.22%	2.95%	5.90%

Gross expense ratio: 1.40%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.hennessyfunds.com.  The gross expense ratio presented is that from the most recent prospectus.

PERFORMANCE NARRATIVE

While the Hennessy Focus 30 Fund returned 22.72% for the six-month period ended April 30, 2011, it slightly underperformed its benchmark, the S&P 400 Mid-cap Index, which returned 23.25%, but outperformed the S&P 500 Index, which returned 16.36%, for the same period. Security selection in the Industrials and Information Technology sectors hampered the Fund’s relative performance and offset positive security selection in the Consumer Discretionary and Health Care sectors.  Even with the positive impact of sector allocation, including overweight positions in Materials and Consumer Discretionary sector and an underweight position in the Utilities sector, the Fund still marginally underperformed its benchmark. The best performing stock in the Fund over the six-month period was Ulta Salon Cosmetics & Fragrance (ULTA), up over 72% on strong earnings and sales, while the worst performing stock was US Airways Group (LCC), falling -23% amid contract disputes with their pilots and higher oil costs.

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PERFORMANCE REVIEW — HENNESSY FOCUS 30 FUND

Hennessy Focus 30 Fund
Institutional Class Shares (HIFTX)

AVERAGE ANNUAL TOTAL RETURN PERIODS ENDED APRIL 30, 2011

	Six		Since Inception
	Months	One Year	(3/3/08)
Hennessy Focus 30 Fund –
Institutional Class	23.03%	30.06%	7.20%
S&P Midcap 400 Index	23.25%	25.07%	9.99%
S&P 500 Index	16.36%	17.22%	3.02%

Gross expense ratio: 1.17%.  Net expense ratio: 0.98%.  The expense ratio is contractually capped at 0.98% indefinitely.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.hennessyfunds.com.  Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.  The expense ratios presented are that from the most recent prospectus.

The S&P 500 Index and S&P Midcap 400 Index are unmanaged indices commonly used to measure the performance of U.S. Stocks. You cannot invest directly in an index. Small and medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. References to specific securities should not be considered a recommendation to buy or sell any security. Fund holdings and sector allocations are subject to change. Please refer to the included Schedule of Investments.

HENNESSY FUNDS                                                                                                              1-800-966-4354

Hennessy Cornerstone Large Growth Fund
Original Class Shares (HFLGX)

AVERAGE ANNUAL TOTAL RETURN PERIODS ENDED APRIL 30, 2011

	Six		Since Inception
	Months	One Year	(3/20/09)
Hennessy Cornerstone Large
Growth Fund – Original Class*	16.27%	21.68%	39.85%
Russell 1000 Index	17.12%	18.02%	35.29%
S&P 500 Index	16.36%	17.22%	33.88%

Gross expense ratio: 1.30%.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.hennessyfunds.com.  The gross expense ratio presented is that from the most recent prospectus.

*
On March 20, 2009, the Tamarack Large Cap Growth Fund was reorganized into the Hennessy Cornerstone Large Growth Fund. At that time, the Fund began utilizing a purely quantitative formula to choose stocks for the portfolio, which differs from the investment strategy employed by the previous investment manager.  Accordingly, performance is being reported for the period after the reorganization.

PERFORMANCE NARRATIVE

The Hennessy Cornerstone Large Growth Fund returned 16.27% for the six-month period ended April 30, 2011, slightly underperforming its benchmark, the Russell 1000 Index, which returned 17.12%, and the S&P 500 Index, which returned 16.36%, for the same period. While the portfolio’s underweight position in the Information Technology, Utilities and Financials sectors were positive contributors to overall allocation effect, the underweight position in the Energy sector versus the benchmark effectively negated the positive allocation effect from the other sectors.  The Fund had a positive effect from security selection during the period, with the major contributions coming from the Industrial and Financial sectors.  The portfolio’s holdings within the Consumer Discretionary and Consumer Staples sectors had a negative selection effect, but that was not enough to offset the gains from the Industrials and Financials sectors. The best performing stock in the portfolio was Consol Energy (CNX), which gained nearly 48% on strong earnings and higher commodity prices. The worst performer was Best Buy (BBY), down nearly -27% for the period due to weaker earning reported for Q3 ‘10.

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PERFORMANCE REVIEW — HENNESSY CORNERSTONE LARGE GROWTH FUND

Hennessy Cornerstone Large Growth Fund
Institutional Class Shares (HILGX)

AVERAGE ANNUAL TOTAL RETURN PERIODS ENDED APRIL 30, 2011

	Six		Since Inception
	Months	One Year	(3/20/09)
Hennessy Cornerstone Large
Growth Fund – Institutional Class	16.45%	22.06%	40.30%
Russell 1000 Index	17.12%	18.02%	35.29%
S&P 500 Index	16.36%	17.22%	33.88%

Gross expense ratio: 1.16%.  Net expense ratio: 0.98%.  The expense ratio is contractually capped at 0.98% indefinitely.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.hennessyfunds.com.  Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.  The expense ratios presented are that from the most recent prospectus.

The S&P 500 and Russell 1000 are unmanaged indices commonly used to measure the performance of U.S. stocks. One cannot invest directly in an index.  Medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Growth stocks typically are more volatile than value stocks; however value stocks have a lower expected growth rate in earnings and sales. References to specific securities should not be considered a recommendation to buy or sell any security. Fund holdings and sector allocations are subject to change. Please refer to the included Schedule of Investments.

HENNESSY FUNDS                                                                                                              1-800-966-4354

Hennessy Cornerstone Value Fund
Original Class Shares (HFCVX)

AVERAGE ANNUAL TOTAL RETURN PERIODS ENDED APRIL 30, 2011

	Six	One	Five	Ten
	Months	Year	Years	Years
Hennessy Cornerstone
Value Fund – Original Class	10.52%	15.40%	2.50%	3.88%
Russell 1000 Value Index	17.29%	15.24%	1.40%	4.31%
S&P 500 Index	16.36%	17.22%	2.95%	2.82%

Gross expense ratio: 1.30%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.hennessyfunds.com.  The gross expense ratio presented is that from the most recent prospectus.

PERFORMANCE NARRATIVE

The Hennessy Cornerstone Value Fund returned 10.52% for the six-month period ending April 30, 2011, underperforming its benchmark, the Russell 1000 Value, which returned 17.29%, and the S&P 500, which returned 16.36%, for the same period. The Fund’s underperformance was the result of security selection across a number of sectors, specifically Telecommunication Services, Energy and Industrials. The positive effects of security selection in the Consumer Discretionary, Financials and Information Technologies sectors were not enough to offset stock selections in other sectors.  Sector allocation contributed slightly to overall performance and can be largely attributed to the Fund’s underweight position versus the benchmark in the Financials sector.  The top performer in the portfolio was Chevron Corp. (CVX), up nearly 35%, which benefitted from strong oil prices.  ConocoPhillips (COP) and Statoil ASA (STO) both also performed well while in the portfolio, with each stock gaining approximately 34%. The weakest performing stock in the portfolio was Nokia (NOK), which slid nearly -14% after its CEO outlined serious challenges in a memo to employees where he suggested that Nokia had made errors that left the firm “years behind” rivals such as Apple and Google.

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PERFORMANCE REVIEW — HENNESSY CORNERSTONE VALUE FUND

Hennessy Cornerstone Value Fund
Institutional Class Shares (HICVX)

AVERAGE ANNUAL TOTAL RETURN PERIODS ENDED APRIL 30, 2011

	Six		Since Inception
	Months	One Year	(3/3/08)
Hennessy Cornerstone Value Fund –
Institutional Class	10.78%	15.77%	3.13%
Russell 1000 Value Index	17.29%	15.24%	1.17%
S&P 500 Index	16.36%	17.22%	3.02%

Gross expense ratio: 1.11%. Net expense ratio: 0.98%.  The expense ratio is contractually capped at 0.98% indefinitely.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.hennessyfunds.com.  Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.  The expense ratios presented are that from the most recent prospectus.

The Russell 1000 Value Index and S&P 500 Index are unmanaged indices commonly used to measure the performance of U.S. Stocks. You cannot invest directly in an index. The Fund may invest in medium-capitalization companies which tend to have limited liquidity and greater price volatility than large-capitalization companies. Investments in foreign securities involve greater volatility and political, economic and currency risk and differences in accounting methods. References to specific securities should not be considered a recommendation to buy or sell any security. Fund holdings and sector allocations are subject to change. Please refer to the included Schedule of Investments.

HENNESSY FUNDS                                                                                                              1-800-966-4354

Hennessy Total Return Fund
Original Class Shares (HDOGX)

AVERAGE ANNUAL TOTAL RETURN PERIODS ENDED APRIL 30, 2011

	Six	One	Five	Ten
	Months	Year	Years	Years
Hennessy Total Return Fund	10.60%	16.84%	2.68%	3.00%
Dow Jones Industrial Average	16.71%	19.50%	5.20%	4.28%
S&P 500 Index	16.36%	17.22%	2.95%	2.82%

Gross expense ratio: 1.34%

Expenses net of interest expense: 1.26%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.hennessyfunds.com.  The gross and net expense ratios presented is that from the most recent prospectus.

PERFORMANCE NARRATIVE

The Hennessy Total Return Fund returned 10.60% for the six-month period ended April 30, 2011, compared to the Dow Jones Industrial Average, which returned 16.71%, and the S&P 500 Index, which returned 16.36% for the same period. The Fund’s relative underperformance to its benchmark is due primarily to low yields on the Total Return Fund’s approximately 25% position in short-term Treasury Bills. A number of the “Dogs of the Dow” companies held in the portfolio performed well during the period, including Chevron (CVX), which gained nearly 35%, General Electric (GE), which gained nearly 30% and Pfizer (PFE), which gained 23% for the six-month period. Chevron was the top performing stock in the portfolio, while Merck (MRK) was the poorest performer, gaining just 1%.  Many of these large companies increased their dividend during the period.

The Dow Jones Industrial Average and S&P 500 Index are unmanaged indices commonly used to measure the performance of U.S. Stocks. You cannot invest directly in an index. The Hennessy Total Return Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund, making it more exposed to individual stock volatility than a diversified fund. References to specific securities should not be considered a recommendation to buy or sell any security. Fund holdings are subject to change. Please refer to the included Schedule of Investments.

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PERFORMANCE REVIEW — HENNESSY TOTAL RETURN FUND AND HENNESSY BALANCED FUND

Hennessy Balanced Fund
Original Class Shares (HBFBX)

AVERAGE ANNUAL TOTAL RETURN PERIODS ENDED APRIL 30, 2011

	Six	One	Five	Ten
	Months	Year	Years	Years
Hennessy Balanced Fund	7.53%	11.98%	3.17%	2.39%
Dow Jones Industrial Average	16.71%	19.50%	5.20%	4.28%
S&P 500 Index	16.36%	17.22%	2.95%	2.82%

Gross expense ratio: 1.66%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.hennessyfunds.com.  The gross expense ratio presented is that from the most recent prospectus.

PERFORMANCE NARRATIVE

The Hennessy Balanced Fund returned 7.53% for the six-month period ended April 30, 2011, compared to the Dow Jones Industrial Average, which returned 16.71%, and the S&P 500 Index, which returned 16.36%, for the same period. The Fund’s relative underperformance to its benchmark is due primarily to low yields on the Balanced Fund’s approximately 50% position in short-term Treasury Bills.  A number of the “Dogs of the Dow” companies held in the portfolio performed well during the period,  including Chevron (CVX), which gained nearly 35%, General Electric (GE), which gained nearly 30%, and Pfizer (PFE), which gained 23%. Chevron was the top performing stock in the portfolio, while Merck (MRK) was the poorest performer, gaining just 1%.  Many of these large companies increased their dividend during the period.

The Dow Jones Industrial Average and S&P 500 Index are unmanaged indices commonly used to measure the performance of U.S. Stocks. You cannot invest directly in an index. The Hennessy Balanced Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund, making it more exposed to individual stock volatility than a diversified fund. References to specific securities should not be considered a recommendation to buy or sell any security. Fund holdings are subject to change. Please refer to the included Schedule of Investments.

HENNESSY FUNDS                                                                                                              1-800-966-4354

(This Page Intentionally Left Blank.)

WWW.HENNESSYFUNDS.COM

SCHEDULE OF INVESTMENTS — HENNESSY CORNERSTONE GROWTH FUND

Schedules of Investments

HENNESSY CORNERSTONE GROWTH FUND
As of April 30, 2011 (Unaudited)
(% of Net Assets)

TOP TEN EQUITY HOLDINGS	% of net assets
Sauer-Danfoss, Inc.	3.23%
Atlas Energy LP	3.10%
Mercer International, Inc.	3.08%
Innospec, Inc.	2.98%
Titan International, Inc.	2.86%
Western Refining, Inc.	2.74%
Atlas Pipeline Partners LP	2.56%
TPC Group, Inc.	2.42%
iStar Financial, Inc.	2.37%
Buckeye Technologies, Inc.	2.30%

HENNESSY FUNDS                                                                                                              1-800-966-4354

COMMON STOCKS – 98.10%	Number		% of Net
	of Shares	Value	Assets
Consumer Discretionary – 26.40%
Ann, Inc. (a)	140,400	$4,381,884	2.00%
Borg Warner, Inc. (a)	56,200	4,340,888	1.98%
Cost Plus, Inc. (a)	365,200	3,977,028	1.82%
CPI Corp.	131,600	2,364,852	1.08%
Dillards, Inc.	103,400	4,965,268	2.27%
DineEquity, Inc. (a)	67,700	3,382,969	1.55%
Krispy Kreme Doughnuts, Inc. (a)	514,600	2,886,906	1.32%
Libbey, Inc. (a)	260,000	4,433,000	2.03%
Pier 1 Imports, Inc. (a)	356,900	4,347,042	1.98%
Quiksilver, Inc. (a)	740,500	3,221,175	1.47%
Ruby Tuesday, Inc. (a)	275,200	2,892,352	1.32%
Tenneco, Inc. (a)	91,000	4,205,110	1.92%
Tractor Supply Co.	78,900	4,881,543	2.23%
TRW Automotive Holdings Corp. (a)	71,800	4,096,908	1.87%
Tuesday Morning Corp. (a)	681,500	3,407,500	1.56%
		57,784,425	26.40%
Consumer Staples – 3.46%
Pricesmart, Inc.	97,300	4,051,572	1.85%
SunOpta, Inc. (a)(b)	500,200	3,531,412	1.61%
		7,582,984	3.46%
Energy – 8.40%
Atlas Energy LP	254,200	6,776,972	3.10%
Atlas Pipeline Partners LP	151,300	5,592,048	2.56%
Western Refining, Inc. (a)	354,200	6,007,232	2.74%
		18,376,252	8.40%
Financials – 7.72%
Ashford Hospitality Trust, Inc. (a)	368,800	4,598,936	2.10%
Grupo Financiero Galicia SA – ADR (a)(b)	243,200	3,108,096	1.42%
iStar Financial, Inc. (a)	539,000	5,185,180	2.37%
Newcastle Investment Corp. (a)	635,500	4,010,005	1.83%
		16,902,217	7.72%
Health Care – 1.71%
MedCath Corp. (a)	276,600	3,736,866	1.71%

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

SCHEDULE OF INVESTMENTS — HENNESSY CORNERSTONE GROWTH FUND

COMMON STOCKS	Number		% of Net
	of Shares	Value	Assets
Industrials – 25.88%
Air Transport Services Group, Inc. (a)	470,800	$3,851,144	1.76%
Amerco (a)	36,000	3,661,920	1.67%
Commercial Vehicle Group, Inc. (a)	214,500	3,702,270	1.69%
Greenbrier Companies, Inc. (a)	164,300	4,447,601	2.03%
Interface, Inc.	241,900	4,509,016	2.06%
NACCO Industries, Inc.	35,100	3,693,573	1.69%
Sauer-Danfoss, Inc. (a)	119,600	7,057,596	3.23%
Timken Co.	78,700	4,437,893	2.03%
Titan International, Inc.	202,800	6,264,492	2.86%
Trimas Corp. (a)	167,600	3,889,996	1.78%
United Continental Holdings, Inc. (a)	144,100	3,288,362	1.50%
United Rentals, Inc. (a)	160,000	4,707,200	2.15%
US Airways Group, Inc. (a)	344,200	3,128,778	1.43%
		56,639,841	25.88%
Information Technology – 6.68%
DDi Corp.	322,900	3,103,069	1.42%
Kemet Corp. (a)	292,300	4,597,879	2.10%
Newport Corp. (a)	220,100	4,122,473	1.88%
Power One, Inc. (a)	337,700	2,789,402	1.28%
		14,612,823	6.68%
Materials – 14.53%
Buckeye Technologies, Inc.	179,100	5,043,456	2.30%
Innospec, Inc. (a)	172,900	6,511,414	2.98%
Materion Corp. (a)	97,900	4,088,304	1.87%
Mercer International, Inc. (a)	554,000	6,742,180	3.08%
Quaker Chem Corp.	91,000	4,111,380	1.88%
TPC Group, Inc. (a)	134,400	5,300,736	2.42%
		31,797,470	14.53%
Telecommunication Services – 3.32%
General Communication, Inc. (a)	301,700	3,469,550	1.59%
IDT Corp.	130,600	3,786,094	1.73%
		7,255,644	3.32%

Total Common Stocks (Cost $188,353,254)		214,688,522	98.10%

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS                                                                                                              1-800-966-4354

SHORT-TERM INVESTMENTS – 0.00%	Number of		% of Net
	Shares	Value	Assets
Money Market Funds – 0.00%
Fidelity Government Portfolio –
Institutional Class, 0.0100% (c)	262	$262	0.00%

Total Money Market Funds
(Cost $262)		262	0.00%

Total Short-Term Investments
(Cost $262)		262	0.00%

Total Investments – 98.10%
(Cost $188,353,516)		214,688,784	98.10%

Other Assets in Excess of Liabilities – 1.90%		4,157,216	1.90%
TOTAL NET ASSETS – 100.00%		$218,846,000	100.00%

Percentages are stated as a percent of net assets.

ADR   American Depository Receipt
(a)Non-income producing security.
(b)Foreign issued security.
(c)The rate listed is the Fund’s 7-day yield as of April 30, 2011.

Summary of Fair Value Exposure at April 30, 2011

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

Securities which are traded on a national or recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded.  Exchange-traded securities for which there were no transactions that day and debt securities are valued at the most recent bid prices. Instruments with a remaining maturity of 60 days or less are valued on an amortized cost basis. When a price for an underlying security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security, fair value pricing procedures have been adopted by the Board of Directors of the Funds. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security. Some of these criteria are: trading volume of security and markets, value of other like securities and news events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value.

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

SCHEDULE OF INVESTMENTS — HENNESSY CORNERSTONE GROWTH FUND

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.

Level 1 –	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.
Level 2 –
Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 –
Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2011:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$57,784,425	$—	$—	$57,784,425
Consumer Staples	7,582,984	—	—	7,582,984
Energy	18,376,252	—	—	18,376,252
Financials	16,902,217	—	—	16,902,217
Health Care	3,736,866	—	—	3,736,866
Industrials	56,639,841	—	—	56,639,841
Information Technology	14,612,823	—	—	14,612,823
Materials	31,797,470	—	—	31,797,470
Telecommunication Services	7,255,644	—	—	7,255,644
Total Common Stock	$214,688,522	$—	$—	$214,688,522
Short-Term Investments	$262	$—	$—	$262
Total Investments in Securities	$214,688,784	$—	$—	$214,688,784

Transfers between levels are recognized at the end of the reporting period. During the period ended April 30, 2011, the Fund recognized no significant transfers between levels.

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS                                                                                                              1-800-966-4354

HENNESSY CORNERSTONE
GROWTH FUND, SERIES II
As of April 30, 2011 (Unaudited)
(% of Net Assets)

TOP TEN EQUITY HOLDINGS	% of net assets
IDT Corp.	4.54%
Ulta Salon Cosmetics & Fragrance, Inc.	3.27%
Trimas Corp.	3.04%
TRW Automotive Holdings Corp.	2.87%
Macquarie Infrastructure Co. LLC	2.76%
Gardner Denver, Inc.	2.71%
Crocs, Inc.	2.70%
Sinclair Broadcast Group, Inc.	2.65%
Loral Space & Communications, Inc.	2.58%
Cardtronics, Inc.	2.58%

WWW.HENNESSYFUNDS.COM

SCHEDULE OF INVESTMENTS — HENNESSY CORNERSTONE GROWTH FUND, SERIES II

COMMON STOCKS – 95.71%	Number		% of Net
	of Shares	Value	Assets
Consumer Discretionary – 22.83%
Brown Shoe, Inc.	30,100	$380,765	1.16%
Crocs, Inc. (a)	44,100	886,851	2.70%
Libbey, Inc. (a)	37,200	634,260	1.93%
Lifetime Brands, Inc. (a)	31,700	504,664	1.54%
Media General, Inc. (a)	46,600	251,174	0.77%
Select Comfort Corp. (a)	53,000	841,110	2.56%
Sinclair Broadcast Group, Inc.	75,700	869,793	2.65%
Skechers USA, Inc. (a)	12,600	240,030	0.73%
TRW Automotive Holdings Corp. (a)	16,500	941,490	2.87%
Ulta Salon Cosmetics & Fragrance, Inc. (a)	20,200	1,074,438	3.27%
Valassis Communications, Inc. (a)	14,500	418,035	1.28%
Whirlpool Corp.	5,200	448,136	1.37%
		7,490,746	22.83%
Energy – 1.71%
Callon Petroleum Co. (a)	82,000	561,700	1.71%

Financials – 7.28%
American International Group, Inc. (a)	13,600	423,640	1.29%
Banco Macro SA – ADR (b)	16,300	602,937	1.84%
Cardtronics, Inc. (a)	39,800	845,750	2.58%
Zions Bancorporation	21,100	515,895	1.57%
		2,388,222	7.28%
Health Care – 6.77%
Hill-Rom Holdings, Inc.	16,100	724,661	2.21%
SXC Health Solutions Corp. (a)(b)	13,700	755,692	2.30%
Universal American Corp.	32,100	741,510	2.26%
		2,221,863	6.77%
Industrials – 39.04%
Air Transport Services Group, Inc. (a)	96,100	786,098	2.39%
Alamo Group, Inc.	22,300	638,003	1.94%
Alaska Air Group, Inc. (a)	10,600	698,222	2.13%
Cascade Corp.	12,800	586,240	1.79%
Commercial Vehicle Group, Inc. (a)	43,000	742,180	2.26%
Consolidated Graphics, Inc. (a)	10,800	606,420	1.85%

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS                                                                                                              1-800-966-4354

COMMON STOCKS	Number		% of Net
	of Shares	Value	Assets
Industrials (Continued)
Esterline Technologies Corp. (a)	9,900	$710,820	2.17%
Gardner Denver, Inc.	10,300	890,023	2.71%
Interface, Inc.	41,500	773,560	2.36%
Macquarie Infrastructure Co. LLC (a)	36,100	906,110	2.76%
Meritor, Inc. (a)	33,600	578,256	1.76%
NACCO Industries, Inc.	5,200	547,196	1.67%
Owens Corning (a)	15,600	590,304	1.80%
Pacer International, Inc. (a)	70,000	419,300	1.28%
Standex International Corp.	18,900	690,984	2.11%
Tennant Co.	14,600	598,892	1.82%
Trimas Corp. (a)	43,000	998,030	3.04%
United Continental Holdings, Inc. (a)	24,100	549,962	1.68%
US Airways Group, Inc. (a)	55,000	499,950	1.52%
		12,810,550	39.04%
Information Technology – 7.30%
Lionbridge Technologies, Inc. (a)	100,100	337,337	1.03%
Loral Space & Communications, Inc. (a)	12,100	845,790	2.58%
Power One, Inc. (a)	67,700	559,202	1.70%
Ultra Clean Holdings, Inc. (a)	56,800	652,632	1.99%
		2,394,961	7.30%
Materials – 6.24%
Clearwater Paper Corp. (a)	8,500	667,080	2.03%
Neenah Paper, Inc.	25,800	601,914	1.83%
Quaker Chem Corp.	17,300	781,614	2.38%
		2,050,608	6.24%
Telecommunication Services – 4.54%
IDT Corp.	51,400	1,490,086	4.54%

Total Common Stocks (Cost $23,162,513)		31,408,736	95.71%

WARRANTS – 0.00%
American International Group, Inc.(a)
Expiration: January, 2021, Exercise Price: $45.00	0.004	0	0.00%

Total Warrants (Cost $0)		0	0.00%

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

SCHEDULE OF INVESTMENTS — HENNESSY CORNERSTONE GROWTH FUND, SERIES II

SHORT-TERM INVESTMENTS – 4.52%	Principal		% of Net
	Value	Value	Assets
Demand Notes# – 4.52%
American Family Financial Services, 0.1001%	$1,484,155	$1,484,155	4.52%

Total Demand Notes
(Cost $1,484,155)		1,484,155	4.52%

Total Short-Term Investments
(Cost $1,484,155)		1,484,155	4.52%

Total Investments – 100.23%
(Cost $24,646,668)		32,892,891	100.23%

Liabilities in Excess of Other Assets – (0.23)%		(75,117)	(0.23)%
TOTAL NET ASSETS – 100.00%		$32,817,774	100.00%

Percentages are stated as a percent of net assets.

ADR  American Depository Receipt
(a) Non-income producing security.
(b)      Foreign issued security.
  #  Variable rate demand notes are considered short-term obligations and are payable on demand.  Interest rates change periodically on specified dates.  Interest rates listed are as of April 30, 2011.

Summary of Fair Value Exposure at April 30, 2011

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

Securities which are traded on a national or recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded.  Exchange-traded securities for which there were no transactions that day and debt securities are valued at the most recent bid prices. Instruments with a remaining maturity of 60 days or less are valued on an amortized cost basis. When a price for an underlying security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security, fair value pricing procedures have been adopted by the Board of Directors of the Funds. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security. Some of these criteria are: trading volume of security and markets, value of other like securities and news events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS                                                                                                              1-800-966-4354

Level 1 –	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.
Level 2 –
Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 –
Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2011:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$7,490,746	$—	$—	$7,490,746
Energy	561,700	—	—	561,700
Financials	2,388,222	—	—	2,388,222
Health Care	2,221,863	—	—	2,221,863
Industrials	12,810,550	—	—	12,810,550
Information Technology	2,394,961	—	—	2,394,961
Materials	2,050,608	—	—	2,050,608
Telecommunication Services	1,490,086	—	—	1,490,086
Total Common Stock	$31,408,736	$—	$—	$31,408,736
Warrants	$—	$—	$—	$—
Short-Term Investments	$—	$1,484,155	$—	$1,484,155
Total Investments in Securities	$31,408,736	$1,484,155	$—	$32,892,891

Transfers between levels are recognized at the end of the reporting period. During the period ended April 30, 2011, the Fund recognized no significant transfers between levels.

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

SCHEDULE OF INVESTMENTS — HENNESSY FOCUS 30 FUND

HENNESSY FOCUS 30 FUND
As of April 30, 2011 (Unaudited)
(% of Net Assets)

TOP TEN EQUITY HOLDINGS	% of net assets
Ulta Salon Cosmetics & Fragrance, Inc.	4.82%
Rockwood Holdings, Inc.	4.59%
Healthspring, Inc.	4.54%
Amerigroup Corp.	4.48%
Crocs, Inc.	4.38%
Tenneco, Inc.	4.21%
Tractor Supply Co.	4.09%
Borg Warner, Inc.	4.08%
Complete Production Services Co.	4.01%
TRW Automotive Holdings Corp.	4.00%

HENNESSY FUNDS                                                                                                              1-800-966-4354

COMMON STOCKS – 98.97%	Number		% of Net
	of Shares	Value	Assets
Consumer Discretionary – 49.61%
Advance Auto Parts, Inc.	71,400	$4,673,844	2.83%
Autoliv, Inc.	68,400	5,480,892	3.32%
Borg Warner, Inc. (a)	87,300	6,743,052	4.08%
Crocs, Inc. (a)	359,800	7,235,578	4.38%
Dollar Tree, Inc. (a)	87,200	5,014,000	3.04%
Family Dollar Stores, Inc.	96,100	5,209,581	3.16%
HSN, Inc. (a)	138,000	4,578,840	2.77%
Tenneco, Inc. (a)	150,600	6,959,226	4.21%
Tractor Supply Co.	109,200	6,756,204	4.09%
TRW Automotive Holdings Corp. (a)	115,900	6,613,254	4.00%
Ulta Salon Cosmetics & Fragrance, Inc. (a)	149,600	7,957,224	4.82%
Valassis Communications, Inc. (a)	124,800	3,597,984	2.18%
Williams Sonoma, Inc.	135,200	5,869,032	3.55%
Wyndham Worldwide Corp.	151,600	5,246,876	3.18%
		81,935,587	49.61%
Energy – 4.01%
Complete Production Services Co. (a)	195,100	6,621,694	4.01%

Financials – 3.17%
Jones Lang Lasalle, Inc.	51,200	5,241,856	3.17%

Health Care – 11.95%
Amerigroup Corp. (a)	108,200	7,390,060	4.48%
Healthspring, Inc. (a)	180,900	7,505,541	4.54%
Magellan Health Services, Inc. (a)	93,000	4,837,860	2.93%
		19,733,461	11.95%
Industrials – 14.19%
Applied Industrial Technologies, Inc.	140,300	4,946,978	3.00%
Meritor, Inc. (a)	288,500	4,965,085	3.01%
Toro Co.	74,400	5,052,504	3.06%
United Continental Holdings, Inc. (a)	188,400	4,299,288	2.60%
US Airways Group, Inc. (a)	458,600	4,168,674	2.52%
		23,432,529	14.19%
Information Technology – 1.94%
Lexmark International (a)	99,400	3,205,650	1.94%

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

SCHEDULE OF INVESTMENTS — HENNESSY FOCUS 30 FUND

COMMON STOCKS	Number		% of Net
	of Shares	Value	Assets
Materials – 14.10%
Ferro Corp. (a)	336,000	$5,040,000	3.05%
Lubrizol Corp.	39,400	5,300,088	3.21%
Polyone Corp.	370,500	5,364,840	3.25%
Rockwood Holdings, Inc. (a)	133,500	7,574,790	4.59%
		23,279,718	14.10%

Total Common Stocks (Cost $120,199,778)		163,450,495	98.97%

SHORT-TERM INVESTMENTS – 1.18%
Money Market Funds – 1.18%
Fidelity Government Portfolio –
Institutional Class, 0.0100% (b)	1,951,280	1,951,280	1.18%

Total Money Market Funds
(Cost $1,951,280)		1,951,280	1.18%

Total Short-Term Investments
(Cost $1,951,280)		1,951,280	1.18%

Total Investments – 100.15%
(Cost $122,151,058)		165,401,775	100.15%

Liabilities in Excess of Other Assets – (0.15)%		(255,596)	(0.15)%
TOTAL NET ASSETS – 100.00%		$165,146,179	100.00%

Percentages are stated as a percent of net assets.

(a)Non-income producing security.
(b)The rate listed is the Fund’s 7-day yield as of April 30, 2011.

Summary of Fair Value Exposure at April 30, 2011

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

Securities which are traded on a national or recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded.  Exchange-traded securities for which there were no transactions that day and debt securities are valued at the most recent bid prices. Instruments with a remaining maturity of 60 days or less are valued on an amortized cost basis. When a price for an underlying security is not

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS                                                                                                              1-800-966-4354

readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security, fair value pricing procedures have been adopted by the Board of Directors of the Funds. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security. Some of these criteria are: trading volume of security and markets, value of other like securities and news events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.

Level 1 –	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.
Level 2 –
Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 –
Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2011:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$81,935,587	$—	$—	$81,935,587
Energy	6,621,694	—	—	6,621,694
Financials	5,241,856	—	—	5,241,856
Health Care	19,733,461	—	—	19,733,461
Industrials	23,432,529	—	—	23,432,529
Information Technology	3,205,650	—	—	3,205,650
Materials	23,279,718	—	—	23,279,718
Total Common Stock	$163,450,495	$—	$—	$163,450,495
Short-Term Investments	$1,951,280	$—	$—	$1,951,280
Total Investments in Securities	$165,401,775	$—	$—	$165,401,775

Transfers between levels are recognized at the end of the reporting period. During the period ended April 30, 2011, the Fund recognized no significant transfers between levels.

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

SCHEDULE OF INVESTMENTS — HENNESSY FOCUS 30 FUND

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Warrants(1)
Balance as of 10/31/10	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Purchases	—
(Sales)	—
Transfer in and/or out of Level 3	—
Balance as of 4/30/11	$—
Change in unrealized appreciation/depreciation during
the period for level 3 investments held at April 30, 2011	$—

(1) The Lantronix, Inc. warrants held at October 31, 2010 expired in February, 2011.

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS                                                                                                              1-800-966-4354

HENNESSY CORNERSTONE
LARGE GROWTH FUND
As of April 30, 2011 (Unaudited)
(% of Net Assets)

TOP TEN EQUITY HOLDINGS	% of net assets
Humana, Inc.	2.81%
Liberty Global, Inc.	2.73%
Joy Global, Inc.	2.69%
Moody’s Corp.	2.54%
AutoZone, Inc.	2.51%
Lubrizol Corp.	2.39%
CIGNA Corp.	2.33%
Freeport-McMoRan Copper & Gold, Inc.	2.32%
Philip Morris International, Inc.	2.31%
Dollar Tree, Inc.	2.27%

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SCHEDULE OF INVESTMENTS — HENNESSY CORNERSTONE LARGE GROWTH FUND

COMMON STOCKS – 97.64%	Number		% of
	of Shares	Value	Net Assets
Consumer Discretionary – 27.08%
Apollo Group, Inc. (a)	23,200	$928,696	1.04%
AutoZone, Inc. (a)	7,900	2,230,802	2.51%
Best Buy Co., Inc.	30,800	961,576	1.08%
DIRECTV (a)	39,800	1,933,882	2.17%
Dish Network Corp. (a)	65,100	1,630,104	1.83%
Dollar Tree, Inc. (a)	35,100	2,018,250	2.27%
Family Dollar Stores, Inc.	36,500	1,978,665	2.23%
Liberty Global, Inc. (a)	52,300	2,431,950	2.73%
Mattel, Inc.	61,600	1,645,952	1.85%
Ross Stores, Inc.	25,100	1,849,619	2.08%
The Gap, Inc.	57,000	1,324,680	1.49%
The McGraw-Hill Companies, Inc.	42,600	1,724,022	1.94%
TJX Companies, Inc.	30,500	1,635,410	1.84%
Yum Brands, Inc.	33,500	1,796,940	2.02%
		24,090,548	27.08%
Consumer Staples – 18.53%
Altria Group, Inc.	68,500	1,838,540	2.07%
Campbell Soup Co.	40,800	1,370,472	1.54%
Clorox Co.	22,500	1,567,350	1.76%
General Mills, Inc.	41,300	1,593,354	1.79%
H.J. Heinz Co.	31,500	1,613,745	1.81%
Kellogg Co.	27,300	1,563,471	1.76%
Kimberly – Clark Corp.	23,600	1,559,016	1.75%
Lorillard, Inc.	18,500	1,970,250	2.22%
Philip Morris International, Inc.	29,600	2,055,424	2.31%
Sysco Corp.	46,800	1,352,988	1.52%
		16,484,610	18.53%
Energy – 3.46%
Consol Energy, Inc.	33,100	1,790,379	2.01%
Diamond Offshore Drilling	17,000	1,289,790	1.45%
		3,080,169	3.46%
Financials – 2.54%
Moody’s Corp.	57,700	2,258,378	2.54%

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS                                                                                                              1-800-966-4354

COMMON STOCKS	Number		% of
	of Shares	Value	Net Assets
Health Care – 20.09%
Baxter International, Inc.	30,200	$1,718,380	1.93%
Becton, Dickinson & Co.	18,900	1,624,266	1.83%
Bristol-Myers Squibb Co.	59,200	1,663,520	1.87%
Cardinal Health, Inc.	40,200	1,756,338	1.97%
CIGNA Corp.	44,300	2,074,569	2.33%
Eli Lilly & Co.	41,100	1,521,111	1.71%
Forest Laboratories, Inc. (a)	53,000	1,757,480	1.98%
Humana, Inc. (a)	32,900	2,504,348	2.81%
Johnson & Johnson	22,300	1,465,556	1.65%
Laboratory Corp. of America Holdings (a)	18,500	1,784,695	2.01%
		17,870,263	20.09%
Industrials – 11.58%
Flowserve Corp.	12,400	1,570,088	1.77%
Fluor Corp.	27,400	1,916,356	2.15%
Honeywell International, Inc.	30,500	1,867,515	2.10%
Joy Global, Inc.	23,700	2,392,515	2.69%
Lockheed Martin Corp.	17,000	1,347,250	1.51%
Raytheon Co.	24,900	1,208,895	1.36%
		10,302,619	11.58%
Information Technology – 5.18%
International Business Machines Corp.	11,100	1,893,438	2.13%
SAIC, Inc. (a)	79,600	1,385,040	1.55%
Western Digital Corp. (a)	33,500	1,333,300	1.50%
		4,611,778	5.18%
Materials – 9.18%
Crown Holdings, Inc. (a)	53,200	1,989,680	2.24%
FMC Corp.	22,500	1,986,300	2.23%
Freeport-McMoRan Copper & Gold, Inc.	37,600	2,069,128	2.32%
Lubrizol Corp.	15,800	2,125,416	2.39%
		8,170,524	9.18%

Total Common Stocks (Cost $65,740,257)		86,868,889	97.64%
The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

SCHEDULE OF INVESTMENTS — HENNESSY CORNERSTONE LARGE GROWTH FUND

SHORT-TERM INVESTMENTS – 2.42%	Number		% of
	of Shares	Value	Net Assets
Money Market Funds – 2.42%
Fidelity Government Portfolio –
Institutional Class, 0.0100% (b)	2,152,938	$2,152,938	2.42%

Total Short-Term Investments
(Cost $2,152,938)		2,152,938	2.42%

Total Investments – 100.06%
(Cost $67,893,195)		89,021,827	100.06%

Liabilities in Excess of Other Assets – (0.06)%		(52,945)	(0.06)%
TOTAL NET ASSETS – 100.00%		$88,968,882	100.00%

Percentages are stated as a percent of net assets.

(a)Non-income producing security.
(b)The rate listed is the Fund’s 7-day yield as of April 30, 2011.

Summary of Fair Value Exposure at April 30, 2011

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.

Securities which are traded on a national or recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded.  Exchange-traded securities for which there were no transactions that day and debt securities are valued at the most recent bid prices. Instruments with a remaining maturity of 60 days or less are valued on an amortized cost basis. When a price for an underlying security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security, fair value pricing procedures have been adopted by the Board of Directors of the Funds. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security. Some of these criteria are: trading volume of security and markets, value of other like securities and news events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS                                                                                                              1-800-966-4354

Level 1 –	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.
Level 2 –
Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 –
Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2011:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$24,090,548	$—	$—	$24,090,548
Consumer Staples	16,484,610	—	—	16,484,610
Energy	3,080,169	—	—	3,080,169
Financials	2,258,378	—	—	2,258,378
Health Care	17,870,263	—	—	17,870,263
Industrials	10,302,619	—	—	10,302,619
Information Technology	4,611,778	—	—	4,611,778
Materials	8,170,524	—	—	8,170,524
Total Common Stock	$86,868,889	$—	$—	$86,868,889
Short-Term Investments	$2,152,938	$—	$—	$2,152,938
Total Investments in Securities	$89,021,827	$—	$—	$89,021,827

Transfers between levels are recognized at the end of the reporting period. During the period ended April 30, 2011, the Fund recognized no significant transfers between levels.

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

SCHEDULE OF INVESTMENTS — HENNESSY CORNERSTONE VALUE FUND

HENNESSY CORNERSTONE VALUE FUND
As of April 30, 2011 (Unaudited)
(% of Net Assets)

TOP TEN EQUITY HOLDINGS	% of net assets
Statoil ASA – ADR	2.46%
Chevron Corp.	2.30%
ConocoPhillips	2.27%
Pfizer, Inc.	2.23%
EI Du Pont de Nemours & Co.	2.19%
Taiwan Semiconductor Manufacturing Ltd. – ADR	2.18%
ENI SPA – ADR	2.16%
Automatic Data Processing, Inc.	2.14%
Total SA – ADR	2.14%
Marsh & McLennan Companies, Inc.	2.12%

HENNESSY FUNDS                                                                                                              1-800-966-4354

COMMON STOCKS – 98.30%	Number		% of Net
	of Shares	Value	Assets
Consumer Discretionary – 2.02%
Mattel, Inc.	110,800	$2,960,576	2.02%

Consumer Staples – 21.26%
Altria Group, Inc.	105,700	2,836,988	1.94%
Campbell Soup Co.	75,300	2,529,327	1.73%
ConAgra Foods, Inc.	120,700	2,951,115	2.02%
Diageo PLC – ADR (c)	34,900	2,839,813	1.94%
General Mills, Inc.	72,800	2,808,624	1.92%
H.J. Heinz Co.	54,200	2,776,666	1.90%
Kellogg Co.	53,500	3,063,945	2.10%
Kimberly Clark Corp.	42,000	2,774,520	1.90%
Kraft Foods, Inc.	84,700	2,844,226	1.95%
Philip Morris International, Inc.	43,900	3,048,416	2.08%
Sysco Corp.	90,200	2,607,682	1.78%
		31,081,322	21.26%
Energy – 17.23%
Chevron Corp.	30,700	3,359,808	2.30%
ConocoPhillips	42,000	3,315,060	2.27%
ENI SPA – ADR (c)	58,900	3,165,286	2.16%
Enterprise Products Partners LP	60,300	2,609,181	1.78%
Petrochina Co. Ltd. – ADR (c)	20,200	2,940,716	2.01%
Royal Dutch Shell PLC – ADR (c)	39,900	3,091,452	2.11%
Statoil ASA – ADR (c)	122,800	3,599,268	2.46%
Total SA – ADR (c)	48,600	3,121,578	2.14%
		25,202,349	17.23%
Financials – 2.12%
Marsh & McLennan Companies, Inc.	102,500	3,103,700	2.12%

Health Care – 17.74%
Abbott Labs	54,200	2,820,568	1.93%
Bristol-Myers Squibb Co.	99,100	2,784,710	1.90%
Eli Lilly & Co.	75,300	2,786,853	1.91%
GlaxoSmithKline PLC – ADR (c)	66,500	2,903,390	1.99%
Johnson & Johnson	40,700	2,674,804	1.83%

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

SCHEDULE OF INVESTMENTS — HENNESSY CORNERSTONE VALUE FUND

COMMON STOCKS	Number		% of Net
	of Shares	Value	Assets
Health Care (Continued)
Merck & Co., Inc.	75,500	$2,714,225	1.86%
Pfizer, Inc.	155,800	3,265,568	2.23%
Roche Holdings Ltd. – ADR (c)	72,000	2,918,160	1.99%
Sanofi Aventis – ADR (c)	77,700	3,070,704	2.10%
		25,938,982	17.74%
Industrials – 7.79%
Lockheed Martin Corp.	37,600	2,979,800	2.04%
Pitney Bowes, Inc.	111,800	2,745,808	1.88%
Raytheon Co.	56,100	2,723,655	1.86%
Waste Management, Inc.	74,600	2,943,716	2.01%
		11,392,979	7.79%
Information Technology – 7.86%
Automatic Data Processing, Inc.	57,500	3,125,125	2.14%
Intel Corp.	122,500	2,840,775	1.94%
Nokia Corp. – ADR (c)	253,100	2,336,113	1.60%
Taiwan Semiconductor
Manufacturing Ltd. – ADR (c)	235,900	3,184,650	2.18%
		11,486,663	7.86%
Materials – 3.86%
Companhia Siderurgica Nacional – ADR (c)	153,500	2,445,255	1.67%
EI Du Pont de Nemours & Co.	56,300	3,197,277	2.19%
		5,642,532	3.86%
Telecommunication Services – 18.42%
AT&T, Inc.	91,100	2,835,032	1.94%
BCE, Inc. (c)	79,600	2,979,428	2.04%
CenturyLink, Inc.	61,600	2,512,048	1.72%
China Mobile Ltd. – ADR (c)	50,900	2,345,981	1.60%
France Telecom – ADR (c)	114,000	2,672,160	1.83%
KT Corp. – ADR (c)	119,000	2,415,700	1.65%
Mobile Telesystems OJSC – ADR (c)	121,900	2,578,185	1.76%
Telefonica de Argentina (a) (c) Ω	100	0	0.00%
Telefonica SA – ADR (c)	106,100	2,860,456	1.96%
Verizon Communications, Inc.	79,600	3,007,288	2.06%

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS                                                                                                              1-800-966-4354

COMMON STOCKS	Number		% of Net
	of Shares	Value	Assets
Telecommunication Services (Continued)
Vodafone Group PLC – ADR (c)	93,600	$2,725,632	1.86%
		26,931,910	18.42%

Total Common Stocks (Cost $122,776,090)		143,741,013	98.30%

SHORT-TERM INVESTMENTS – 1.72%
Money Market Funds – 0.41%
Fidelity Government Portfolio –
Institutional Class, 0.0100% (b)	600,316	600,316	0.41%

Total Money Market Funds
(Cost $600,316)		600,316	0.41%

	Principal
	Amount
Demand Notes# – 1.31%
American Family Financial Services, 0.1001%	$1,909,720	1,909,720	1.31%

Total Demand Notes
(Cost $1,909,720)		1,909,720	1.31%

Total Short-Term Investments
(Cost $2,510,036)		2,510,036	1.72%

Total Investments – 100.02%
(Cost $125,286,126)		146,251,049	100.02%

Liabilities in Excess of Other Assets – (0.02)%		(29,524)	(0.02)%
TOTAL NET ASSETS – 100.00%		$146,221,525	100.00%

Percentages are stated as a percent of net assets.

ADR  American Depository Receipt
(a)	Non-income producing.
(b)	The rate listed is the Fund’s 7-day yield as of April 30, 2011.
(c)	Foreign issued security.
Ω	Security is fair valued.
#	Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. Interest rates listed are as of April 30, 2011.

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

SCHEDULE OF INVESTMENTS — HENNESSY CORNERSTONE VALUE FUND

Summary of Fair Value Exposure at April 30, 2011

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

Securities which are traded on a national or recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded.  Exchange-traded securities for which there were no transactions that day and debt securities are valued at the most recent bid prices. Instruments with a remaining maturity of 60 days or less are valued on an amortized cost basis. When a price for an underlying security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security, fair value pricing procedures have been adopted by the Board of Directors of the Funds. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security. Some of these criteria are: trading volume of security and markets, value of other like securities and news events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.

Level 1 –	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.
Level 2 –
Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 –
Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS                                                                                                              1-800-966-4354

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2011:

Common Stock	Level 1	Level 2	Level 3		Total
Consumer Discretionary	$2,960,576	$—	$—		$2,960,576
Consumer Staples	31,081,322	—	—		31,081,322
Energy	25,202,349	—	—		25,202,349
Financials	3,103,700	—	—		3,103,700
Health Care	25,938,982	—	—		25,938,982
Industrials	11,392,979	—	—		11,392,979
Information Technology	11,486,663	—	—		11,486,663
Materials	5,642,532	—	—		5,642,532
Telecommunication Services	26,931,910	—	—	(1)	26,931,910
Total Common Stock	$143,741,013	$—	$—		$143,741,013
Short-Term Investments	$600,316	$1,909,720	$—		$2,510,036
Total Investments in Securities	$144,341,329	$1,909,720	$—		$146,251,049

Transfers between levels are recognized at the end of the reporting period. During the period ended April 30, 2011, the Fund recognized no significant transfers between levels.

(1)	If Telefonica de Argentina would have had a value, it would have been a Level 3 fair value. The security has been fair valued at $0 during the entire reporting period.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Common Stock
Balance as of 10/31/10	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Purchases	—
(Sales)	—
Transfer in and/or out of Level 3	—
Balance as of 4/30/11	$—
Change in unrealized appreciation/depreciation during
the period for level 3 investments held at April 30, 2011	$—

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

SCHEDULE OF INVESTMENTS — HENNESSY TOTAL RETURN FUND

HENNESSY TOTAL RETURN FUND
As of April 30, 2011 (Unaudited)
(% of Net Assets)

TOP TEN EQUITY HOLDINGS	% of net assets
Chevron Corp.	7.72%
Pfizer, Inc.	7.67%
Verizon Communications, Inc.	7.20%
EI Du Pont de Nemours & Co.	7.05%
Intel Corp.	6.70%
AT&T, Inc.	6.66%
Merck & Co., Inc.	6.64%
Kraft Foods, Inc.	6.57%
Johnson & Johnson	6.55%
McDonald’s Corp.	4.12%

HENNESSY FUNDS                                                                                                              1-800-966-4354

COMMON STOCKS – 73.64%	Number		% of Net
	of Shares	Value	Assets
Consumer Discretionary – 7.41%
Home Depot, Inc.	62,300	$2,313,822	3.29%
McDonald’s Corp.	36,900	2,889,639	4.12%
		5,203,461	7.41%
Consumer Staples – 9.69%
Coca-Cola Co.	18,300	1,234,518	1.76%
Kraft Foods, Inc.	137,300	4,610,534	6.57%
Procter & Gamble Co.	14,700	954,030	1.36%
		6,799,082	9.69%
Energy – 7.72%
Chevron Corp.	49,500	5,417,280	7.72%

Health Care – 20.86%
Johnson & Johnson	69,900	4,593,828	6.55%
Merck & Co., Inc.	129,700	4,662,715	6.64%
Pfizer, Inc.	256,800	5,382,528	7.67%
		14,639,071	20.86%
Industrials – 0.32%
General Electric Co.	11,000	224,950	0.32%

Information Technology – 6.70%
Intel Corp.	202,900	4,705,251	6.70%

Materials – 7.05%
EI Du Pont de Nemours & Co.	87,100	4,946,409	7.05%

Telecommunication Services – 13.89%
AT&T, Inc.	150,100	4,671,112	6.66%
Frontier Communications Corp.	2,736	22,627	0.03%
Verizon Communications, Inc.	133,700	5,051,186	7.20%
		9,744,925	13.89%

Total Common Stocks (Cost $43,698,015)		51,680,429	73.64%

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

SCHEDULE OF INVESTMENTS — HENNESSY TOTAL RETURN FUND

SHORT-TERM INVESTMENTS – 58.45%	Principal		% of Net
	Value	Value	Assets
Money Market Funds – 1.45%
Fidelity Government Portfolio –
Institutional Class, 0.0100% (a)	$1,020,422	$1,020,422	1.45%

Total Money Market Funds
(Cost $1,020,422)		1,020,422	1.45%

	Number
	of Shares
US Treasury Bills* – 57.00%
0.0300%, 05/26/2011 (b)	15,000,000	14,999,166	21.37%
0.0250%, 06/16/2011 (b)	14,000,000	13,998,748	19.95%
0.0150%, 07/14/2011 (b)	11,000,000	10,999,670	15.68%

Total U.S. Treasury Bills
(Cost $39,996,784)		39,997,584	57.00%

Total Short-Term Investments
(Cost $41,017,206)		41,018,006	58.45%

Total Investments – 132.09%
(Cost $84,715,221)		92,698,435	132.09%

Liabilities in Excess of Other Assets – (32.09)%		(22,520,351)	(32.09)%
TOTAL NET ASSETS – 100.00%		$70,178,084	100.00%

Percentages are stated as a percent of net assets.

(a)	The rate listed is the Fund’s 7-day yield as of April 30, 2011
(b)	The rate listed is the discount rate at issue.
*	Collateral or partial collateral for reverse repurchase agreements.

Summary of Fair Value Exposure at April 30, 2011

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

Securities which are traded on a national or recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded.  Exchange-traded securities for which there were no transactions that day and debt securities are valued at the most recent bid prices. Instruments with a remaining maturity of 60 days or less are valued on an amortized cost basis. When a price for an underlying security is not

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS                                                                                                              1-800-966-4354

readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security, fair value pricing procedures have been adopted by the Board of Directors of the Funds. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security. Some of these criteria are: trading volume of security and markets, value of other like securities and news events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.

Level 1 –	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.
Level 2 –
Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 –
Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2011:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$5,203,461	$—	$—	$5,203,461
Consumer Staples	6,799,082	—	—	6,799,082
Energy	5,417,280	—	—	5,417,280
Health Care	14,639,071	—	—	14,639,071
Industrials	224,950	—	—	224,950
Information Technology	4,705,251	—	—	4,705,251
Materials	4,946,409	—	—	4,946,409
Telecommunication Services	9,744,925	—	—	9,744,925
Total Common Stock	$51,680,429	$—	$—	$51,680,429
Short-Term Investments	$1,020,422	$39,997,584	$—	$41,018,006
Total Investments in Securities	$52,700,851	$39,997,584	$—	$92,698,435

Transfers between levels are recognized at the end of the reporting period. During the period ended April 30, 2011, the Fund recognized no significant transfers between levels.

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

SCHEDULE OF REVERSE REPURCHASE AGREEMENTS — HENNESSY TOTAL RETURN FUND

Schedule of Reverse Repurchase Agreements
Hennessy Total Return Fund April 30, 2011

Face			Principal	Maturity	Maturity
Value	Counterparty	Rate	Trade Date	Date	Amount
$8,095,500	UBS Financial Services, Inc.	0.30%	2/18/11	5/26/11	$8,102,044
$6,296,500	UBS Financial Services, Inc.	0.35%	3/18/11	6/16/11	6,302,009
$8,095,500	UBS Financial Services, Inc.	0.35%	4/15/11	7/14/11	8,102,584
$22,487,500					$22,506,637

As of April 30, 2011, the fair value of securities held as collateral on reverse repurchase agreements was $39,997,584 as noted on the Schedule of Investments.

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS                                                                                                              1-800-966-4354

HENNESSY BALANCED FUND
As of April 30, 2011 (Unaudited)
(% of Net Assets)

TOP TEN EQUITY HOLDINGS	% of net assets
EI Du Pont de Nemours & Co.	5.22%
Pfizer, Inc.	5.45%
AT&T, Inc.	5.29%
Verizon Communications, Inc.	5.25%
Johnson & Johnson	5.18%
Merck & Co., Inc.	5.15%
Kraft Foods, Inc.	4.92%
Intel Corp.	4.88%
McDonald's Corp.	3.93%
Chevron Corp.	2.79%

WWW.HENNESSYFUNDS.COM

SCHEDULE OF INVESTMENTS — HENNESSY BALANCED FUND

COMMON STOCKS – 52.19%	Number		% of Net
	of Shares	Value	Assets
Consumer Discretionary – 4.34%
Home Depot, Inc.	1,400	$51,996	0.41%
McDonald’s Corp.	6,300	493,353	3.93%
		545,349	4.34%
Consumer Staples – 7.77%
Coca-Cola Co.	400	26,984	0.21%
Kraft Foods, Inc.	18,400	617,872	4.92%
Procter & Gamble Co.	5,100	330,990	2.64%
		975,846	7.77%
Energy – 2.79%
Chevron Corp.	3,200	350,208	2.79%

Health Care – 15.78%
Johnson & Johnson	9,900	650,628	5.18%
Merck & Co., Inc.	17,950	645,303	5.15%
Pfizer, Inc.	32,650	684,344	5.45%
		1,980,275	15.78%
Industrials – 0.86%
General Electric Co.	5,300	108,385	0.86%

Information Technology – 4.88%
Intel Corp.	26,400	612,216	4.88%

Materials – 5.22%
EI Du Pont de Nemours & Co.	11,550	655,924	5.22%

Telecommunication Services – 10.55%
AT&T, Inc.	21,350	664,412	5.29%
Frontier Communications Corp.	168	1,389	0.01%
Verizon Communications, Inc.	17,450	659,261	5.25%
		1,325,062	10.55%

Total Common Stocks (Cost $5,705,245)		6,553,265	52.19%

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS                                                                                                              1-800-966-4354

SHORT-TERM INVESTMENTS – 45.82%	Principal		% of
	Amount	Value	Net Assets
Short-Term Investments – 2.57%
Fidelity Government Portfolio –
Institutional Class, 0.0100% (a)	$323,095	$323,095	2.57%

Total Money Market Funds
(Cost $323,095)		323,095	2.57%

	Number
	of Shares
US Treasury Bills – 43.25%
0.875%, 05/31/2011 (b)	300,000	300,234	2.39%
5.000%, 08/15/2011 (b)	900,000	913,008	7.27%
4.500%, 09/30/2011 (b)	900,000	916,453	7.30%
0.0700%, 11/17/2011 (b)	700,000	699,652	5.57%
0.7500%, 11/30/2011 (b)	700,000	702,543	5.60%
0.3050%, 02/09/2012 (b)	1,900,000	1,898,060	15.12%

Total U.S. Treasury Bills
(Cost $5,427,828)		5,429,950	43.25%

Total Short-Term Investments
(Cost $5,750,923)		5,753,045	45.82%

Total Investments – 99.61%
(Cost $11,456,168)		12,306,310	98.01%

Other Assets in Excess of Liabilities – 0.39%		249,368	1.99%
TOTAL NET ASSETS – 100.00%		$12,555,678	100.00%

Percentages are stated as a percent of net assets.

(a)The rate listed is the Fund’s 7-day yield as of April 30, 2011
(b)The rate listed is the rate at issue.

Summary of Fair Value Exposure at April 30, 2011

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

Securities which are traded on a national or recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded.

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

SCHEDULE OF INVESTMENTS — HENNESSY BALANCED FUND

Exchange-traded securities for which there were no transactions that day and debt securities are valued at the most recent bid prices. Instruments with a remaining maturity of 60 days or less are valued on an amortized cost basis. When a price for an underlying security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security, fair value pricing procedures have been adopted by the Board of Directors of the Funds. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security. Some of these criteria are: trading volume of security and markets, value of other like securities and news events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.

Level 1 –	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.
Level 2 –
Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 –
Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2011:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$545,349	$—	$—	$545,349
Consumer Staples	975,846	—	—	975,846
Energy	350,208	—	—	350,208
Health Care	1,980,275	—	—	1,980,275
Industrials	108,385	—	—	108,385
Information Technology	612,216	—	—	612,216
Materials	655,924	—	—	655,924
Telecommunication Services	1,325,062	—	—	1,325,062
Total Common Stock	$6,553,265	$—	$—	$6,553,265
Short-Term Investments	$323,095	$5,429,950	$—	$5,753,045
Total Investments in Securities	$6,876,360	$5,429,950	$—	$12,306,310

Transfers between levels are recognized at the end of the reporting period. During the period ended April 30, 2011, the Fund recognized no significant transfers between levels.

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS                                                                                                              1-800-966-4354

Financial Statements
Statements of Assets and Liabilities as of April 30, 2011 (Unaudited)

HENNESSY
CORNERSTONE
GROWTH FUND
ASSETS:
Investments in securities, at value (cost $188,353,516, $24,646,668, $122,151,058	$214,688,784
$67,893,195, $125,286,126, $84,715,221 and $11,656,168, respectively)
Dividends and interest receivable	4,344
Receivable for fund shares sold	24,435
Receivable for securities sold	4,981,519
Prepaid expenses and other assets	22,778
Total Assets	219,721,860

LIABILITIES:
Loan Payable	288,000
Payable for securities purchased	—
Payable for fund shares redeemed	185,974
Payable to Advisor	130,941
Payable to Administrator	176,384
Reverse repurchase agreement	—
Accrued interest payable	—
Accrued directors fees	3,174
Accrued service fees	17,447
Accrued expenses and other payables	73,940
Total Liabilities	875,860
NET ASSETS	$218,846,000

NET ASSETS CONSIST OF:
Capital stock	$431,140,030
Accumulated net investment income (loss)	(937,213)
Accumulated net realized gain (loss) on investments	(237,692,085)
Unrealized net appreciation (depreciation) on investments	26,335,268
Total Net Assets	$218,846,000

NET ASSETS
Original Class:
Shares authorized ($.0001 par value)	25,000,000,000
Net assets applicable to outstanding Original Class shares	215,728,401
Shares issued and outstanding	17,482,931
Net asset value, offering price and redemption price per share	$12.34

Institutional Class:
Shares authorized ($.0001 par value)	25,000,000,000
Net assets applicable to outstanding Institutional Class shares	3,117,599
Shares issued and outstanding	249,985
Net asset value, offering price and redemption price per share	$12.47

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

FINANCIAL STATEMENTS — STATEMENTS OF ASSETS AND LIABILITIES

HENNESSY		HENNESSY
CORNERSTONE	HENNESSY	CORNERSTONE	HENNESSY	HENNESSY	HENNESSY
GROWTH FUND,	FOCUS 30	LARGE GROWTH	CORNERSTONE	TOTAL RETURN	BALANCED
SERIES II	FUND	FUND	VALUE FUND	FUND	FUND

$32,892,891	$165,401,775	$89,021,827	$146,251,049	$92,698,435	$12,306,310
3,433	23,003	92,612	264,412	137,254	37,144
2,151	85,143	1,604	—	31,500	—
—	—	—	—	—	317,840
23,863	23,286	21,500	26,590	14,618	16,782
32,922,338	165,533,207	89,137,543	146,542,051	92,881,807	12,678,076

—	—	—	—	—	—
—	—	—	—	—	79,680
21,068	94,232	2,553	60,991	66,231	—
20,061	97,980	65,345	87,237	34,114	6,124
28,582	122,925	70,550	116,225	57,348	10,376
—	—	—	—	22,487,500	—
—	—	—	—	9,676	—
2,009	2,230	649	1,826	1,362	1,384
2,678	11,314	7,128	11,696	5,685	1,021
30,166	58,347	22,436	42,551	41,807	23,813
104,564	387,028	168,661	320,526	22,703,723	122,398
$32,817,774	$165,146,179	$88,968,882	$146,221,525	$70,178,084	$12,555,678

$78,012,029	$185,114,634	$67,101,486	$172,681,734	$74,666,662	$13,527,422
(134,174)	(702,644)	312,133	916,684	61,228	3,387
(53,306,304)	(62,516,528)	426,631	(48,341,816)	(12,533,020)	(1,825,273)
8,246,223	43,250,717	21,128,632	20,964,923	7,983,214	850,142
$32,817,774	$165,146,179	$88,968,882	$146,221,525	$70,178,084	$12,555,678

Unlimited	25,000,000,000	Unlimited	25,000,000,000	100,000,000	100,000,000
32,333,536	140,837,003	88,866,095	145,069,635	70,178,084	12,555,678
1,910,297	10,261,862	6,590,502	10,791,192	6,049,690	1,121,679
$16.93	$13.72	$13.48	$13.44	$11.60	$11.19

Unlimited	25,000,000,000	Unlimited	25,000,000,000	N/A	N/A
484,238	24,309,176	102,787	1,151,890
28,038	1,750,454	7,591	85,721
$17.27	$13.89	$13.54	$13.44
HENNESSY FUNDS                                                                                                              1-800-966-4354

Financial Statements
Statements of Operations Six Months Ended April 30, 2011 (Unaudited)

HENNESSY
CORNERSTONE
GROWTH FUND
INVESTMENT INCOME:
Dividend income(1)	$460,742
Interest income	1,985
Total investment income	462,727

EXPENSES:
Investment advisory fees	780,297
Administration, fund accounting, custody and transfer agent fees	268,886
Distribution fees – Original Class (See Note 5)	—
Service fees – Original Class (See Note 5)	103,924
Federal and state registration fees	15,883
Audit fees	12,149
Legal fees	5,951
Compliance expense	3,602
Reports to shareholders	36,200
Directors’ fees and expenses	4,300
Sub-transfer agent expenses – Original Class (See Note 5)	155,886
Sub-transfer agent expenses – Institutional Class (See Note 5)	362
Interest expense (See Note 3 and 6)	116
Other	14,297
Total expenses before reimbursement from advisor	1,401,853
Expense recoupment by advisor – Original Class	—
Expense reimbursement from advisor – Institutional Class	—
Administration expense waiver (See Note 5)	(1,913)
Net expenses	1,399,940
NET INVESTMENT INCOME (LOSS)	$(937,213)

REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on investments	$40,308,124
Change in unrealized appreciation (depreciation) on investments	(475,472)
Net gain (loss) on investments	39,832,652
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$38,895,439

(1)  Net of foreign taxes withheld of $2,555, $0, $0, $0, $84,988 $0 and $0, respectively.

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

FINANCIAL STATEMENTS — STATEMENTS OF OPERATIONS

HENNESSY		HENNESSY
CORNERSTONE	HENNESSY	CORNERSTONE	HENNESSY	HENNESSY	HENNESSY
GROWTH FUND,	FOCUS 30	LARGE GROWTH	CORNERSTONE	TOTAL RETURN	BALANCED
SERIES II	FUND	FUND	VALUE FUND	FUND	FUND

$125,579	$324,120	$844,171	$2,571,760	$961,832	$125,039
1,291	631	250	1,624	21,302	6,865
126,870	324,751	844,421	2,573,384	983,134	131,904

124,437	577,822	303,123	533,598	203,062	36,947
42,880	199,114	104,455	183,875	86,301	15,703
—	—	—	—	50,766	9,237
16,575	66,940	40,918	71,493	33,844	6,158
14,926	17,263	24,465	20,728	14,263	13,894
9,589	9,298	8,927	10,474	9,578	9,785
5,951	4,463	5,949	6,199	3,472	2,976
3,602	3,602	3,602	3,602	3,602	3,539
7,439	24,795	7,439	17,356	6,000	1,587
4,604	4,469	4,959	4,881	1,971	2,471
28,184	120,492	10,219	71,493	—	—
180	6,654	—	105	N/A	N/A
651	1,763	—	703	35,829	—
2,945	9,535	5,767	9,866	4,080	1,598
261,963	1,046,210	519,823	934,373	452,768	103,895
—	—	12,540	—	—	—
(305)	—	—	—	N/A	N/A
(614)	(18,815)	(75)	(814)	—	—
261,044	1,027,395	532,288	933,559	452,768	103,895
$(134,174)	$(702,644)	$312,133	$1,639,825	$530,366	$28,009

$983,599	$2,923,141	$426,662	$10,148,372	$1,273,110	$436,166
5,370,644	29,868,463	11,855,553	2,633,514	5,085,656	436,708
6,354,243	32,791,604	12,282,215	12,781,886	6,358,766	872,874
$6,220,069	$32,088,960	$12,594,348	$14,421,711	$6,889,132	$900,883

HENNESSY FUNDS                                                                                                              1-800-966-4354

Financial Statements
Statements of Changes in Net Assets

	Hennessy Cornerstone Growth Fund
	Six Months Ended
	April 30, 2011	Year Ended
	(Unaudited)	October 31, 2010
OPERATIONS:
Net investment income (loss)	$(937,213)	$(1,966,127)
Net realized gain (loss)	40,308,124	14,472,259
Change in unrealized appreciation (depreciation)	(475,472)	22,544,637
Net increase (decrease) in net assets resulting from operations	38,895,439	35,050,769

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed – Original Class	3,151,245	7,339,703
Proceeds from shares subscribed – Institutional Class	46,605	101,206
Dividends reinvested – Original Class	—	—
Dividends reinvested – Institutional Class	—	—
Cost of shares redeemed – Original Class	(32,872,400)	(63,688,140)
Cost of shares redeemed – Institutional Class	(608,322)	(2,208,458)
Net increase (decrease) in net assets
derived from capital share transactions	(30,282,872)	(58,455,689)
TOTAL INCREASE (DECREASE) IN NET ASSETS	8,612,567	(23,404,920)

NET ASSETS:
Beginning of period	210,233,433	233,638,353
End of period	$218,846,000	$210,233,433
Accumulated net investment income (loss), end of period	$(937,213)	$—

CHANGES IN SHARES OUTSTANDING:
Shares sold – Original Class	283,053	762,956
Shares sold – Institutional Class	4,074	9,629
Shares redeemed – Original Class	(2,945,030)	(6,593,042)
Shares redeemed – Institutional Class	(55,337)	(236,335)
Net increase (decrease) in shares outstanding	(2,713,240)	(6,056,792)

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

FINANCIAL STATEMENTS — STATEMENTS OF CHANGES IN NET ASSETS

Hennessy Cornerstone
Growth Fund, Series II		Hennessy Focus 30 Fund
Six Months Ended		Six Months Ended
April 30, 2011	Year Ended	April 30, 2011	Year Ended
(Unaudited)	October 31, 2010	(Unaudited)	October 31, 2010

$(134,174)	$(239,567)	$(702,644)	$(285,570)
983,599	7,072,147	2,923,141	23,675,034
5,370,644	377,453	29,868,463	13,440,791
6,220,069	7,210,033	32,088,960	36,830,255

2,607,158	2,100,537	12,699,154	9,963,583
28,658	213,468	1,620,294	1,798,787
—	—	—	—
—	—	—	—
(6,571,241)	(8,878,696)	(22,495,426)	(45,927,136)
(60,164)	(149,711)	(3,343,731)	(13,886,035)

(3,995,589)	(6,714,402)	(11,519,709)	(48,050,801)
2,224,480	495,631	20,569,251	(11,220,546)

30,593,294	30,097,663	144,576,928	155,797,474
$32,817,774	$30,593,294	$165,146,179	$144,576,928
$(134,174)	$—	$(702,644)	$—

162,144	159,641	1,043,131	981,821
1,782	16,034	127,896	182,320
(408,138)	(692,223)	(1,803,026)	(4,668,242)
(3,619)	(11,474)	(271,086)	(1,414,793)
(247,831)	(528,022)	(903,085)	(4,918,894)

HENNESSY FUNDS                                                                                                              1-800-966-4354

Financial Statements
Statements of Changes in Net Assets

OPERATIONS:
Net investment income (loss)
Net realized gain (loss)
Change in unrealized appreciation (depreciation)
Net increase (decrease) in net assets resulting from operations

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income – Original Class
Net investment income – Institutional Class
Net realized gains – Original Class
Net realized gains – Institutional Class
Total distributions

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed – Original Class
Proceeds from shares subscribed – Institutional Class
Dividends reinvested – Original Class
Dividends reinvested – Institutional Class
Cost of shares redeemed – Original Class
Cost of shares redeemed – Institutional Class
Net increase (decrease) in net assets derived from capital share transactions
TOTAL INCREASE (DECREASE) IN NET ASSETS

NET ASSETS:
Beginning of period
End of period
Accumulated net investment income (loss), end of period

CHANGES IN SHARES OUTSTANDING:
Shares sold – Original Class
Shares sold – Institutional Class
Shares issued to holders as reinvestment of dividends – Original Class
Shares issued to holders as reinvestment of dividends – Institutional Class
Shares redeemed – Original Class
Shares redeemed – Institutional Class
Net increase (decrease) in shares outstanding

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

FINANCIAL STATEMENTS — STATEMENTS OF CHANGES IN NET ASSETS

Hennessy Cornerstone		Hennessy Cornerstone
Large Growth Fund		Value Fund
Six Months Ended		Six Months Ended
April 30, 2011	Year Ended	April 30, 2011	Year Ended
(Unaudited)	October 31, 2010	(Unaudited)	October 31, 2010

$312,133	$631,108	$1,639,825	$3,555,372
426,662	21,551,713	10,148,372	18,520,349
11,855,553	(6,245,779)	2,633,514	6,342,542
12,594,348	15,937,042	14,421,711	28,418,263

(626,839)	(358,186)	(4,238,610)	(2,734,232)
(968)	(235)	(44,764)	(23,987)
(109,149)	—	—	—
(99)	—	—	—
(737,055)	(358,421)	(4,283,374)	(2,758,219)

658,726	993,869	6,829,223	49,512,976
44,308	19,385	17,127	131,171
671,356	322,821	3,846,379	2,464,535
1,067	235	25,543	14,973
(3,141,033)	(7,463,986)	(31,537,195)	(67,467,108)
(21,081)	(2,812)	(319,832)	(106,415)
(1,786,657)	(6,130,488)	(21,138,755)	(15,449,868)
10,070,636	9,448,133	(11,000,418)	10,210,176

78,898,246	69,450,113	157,221,943	147,011,767
$88,968,882	$78,898,246	$146,221,525	$157,221,943
$312,133	$627,807	$916,684	$3,560,233

52,921	94,024	540,539	4,255,144
3,648	1,859	1,368	11,283
55,671	31,251	312,206	216,187
88	23	2,077	1,315
(254,799)	(699,229)	(2,504,283)	(5,758,045)
(1,715)	(278)	(25,234)	(9,166)
(144,186)	(572,350)	(1,673,327)	(1,283,282)

HENNESSY FUNDS                                                                                                              1-800-966-4354

Financial Statements
Statements of Changes in Net Assets

OPERATIONS:
Net investment income (loss)
Net realized gain (loss)
Change in unrealized appreciation (depreciation)
Net increase (decrease) in net assets resulting from operations

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income – Original Class
Net realized gains – Original Class
Total distributions

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed – Original Class
Dividends reinvested – Original Class
Cost of shares redeemed – Original Class
Net increase (decrease) in net assets
  derived from capital share transactions
TOTAL INCREASE (DECREASE) IN NET ASSETS

NET ASSETS:
Beginning of period
End of period
Accumulated net investment income (loss), end of period

CHANGES IN SHARES OUTSTANDING:
Shares sold
   Original Class
Shares issued to holders as reinvestment of dividends
   Original Class
Shares redeemed
   Original Class
Net increase (decrease) in shares outstanding

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

FINANCIAL STATEMENTS — STATEMENTS OF CHANGES IN NET ASSETS

Hennessy Total Return Fund		Hennessy Balanced Fund
Six Months Ended		Six Months Ended
April 30, 2011	Year Ended	April 30, 2011	Year Ended
(Unaudited)	October 31, 2010	(Unaudited)	October 31, 2010

$530,366	$912,419	$28,009	$54,804
1,273,110	5,573,895	436,166	1,256,664
5,085,656	3,246,579	436,708	(115,945)
6,889,132	9,732,893	900,883	1,195,523

(525,891)	(942,536)	(28,788)	(55,545)
—	—	—	—
(525,891)	(942,536)	(28,788)	(55,545)

5,782,895	16,112,008	395,602	1,313,838
477,376	869,098	27,968	54,019
(11,521,229)	(9,075,344)	(1,243,751)	(1,475,154)

(5,260,958)	7,905,762	(820,181)	(107,297)
1,102,283	16,696,119	51,914	1,032,681

69,075,801	52,379,682	12,503,764	11,471,083
$70,178,084	$69,075,801	$12,555,678	$12,503,764
$61,228	$56,753	$3,387	$4,166

534,001	1,607,841	37,192	130,219

42,930	87,092	2,600	5,440

(1,063,176)	(916,937)	(116,445)	(147,584)
(486,245)	777,996	(76,653)	(11,925)

HENNESSY FUNDS                                                                                                              1-800-966-4354

(This Page Intentionally Left Blank.)

WWW.HENNESSYFUNDS.COM

FINANCIAL STATEMENTS — STATEMENT OF CASH FLOWS

Statement of Cash Flows
Hennessy Total Return Fund For the Six Months Ended April 30, 2011 (Unaudited)

Cash Flows From Operating Activities:

Net decrease in net assets from operations	$6,889,132
Adjustments to reconcile net decrease in net assets from
operations to net cash provided by operating activities:
Purchase of investment securities	(119,965,900)
Proceeds on sale of securities	126,839,350
Decrease in other receivables, net	150,814
Decrease in other assets	4,105
Decrease in accrued expenses and other payables	48,017
Net accretion of discount on securities	(20,903)
Net realized gain on investments	(1,273,110)
Unrealized appreciation on securities	(5,085,656)
Net cash provided by operating activities	$7,585,849

Cash Flows From Financing Activities:

Decrease in reverse repurchase agreements	$(1,799,000)
Proceeds on shares sold	5,782,895
Payment on shares repurchased	(11,521,229)
Cash dividends paid	(48,515)
Net cash used in financing activities	$(7,585,849)

Cash at beginning of period	—
Cash at end of period	—
Net increase (decrease) in cash	$—

Cash paid for interest	$32,240

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS                                                                                                              1-800-966-4354

Financial Highlights
Hennessy Cornerstone Growth Fund
For an Original Class share outstanding throughout each period
	Six Months Ended
	April 30, 2011
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$10.28

Income from investment operations:
Net investment income (loss)	(0.05)
Net realized and unrealized gains (losses) on securities	2.11
Total from investment operations	2.06

Less Distributions:
Dividends from net investment income	—
Dividends from net realized gains	—
Total distributions	—
Net asset value, end of period	$12.34

TOTAL RETURN	20.04	%(1)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$215.73
Ratio of expenses to average net assets:	1.33	%(2)
Ratio of net investment loss to average net assets	(0.44	)%(2)
Portfolio turnover rate(3)	100	%(1)

(1)	Not Annualized.
(2)	Annualized.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

FINANCIAL HIGHLIGHTS — HENNESSY CORNERSTONE GROWTH FUND

Year Ended October 31,
2010	2009	2008	2007	2006

$8.81	$8.80	$19.41	$20.77	$19.49

(0.10)	(0.04)	(0.05)	(0.07)	(0.04)
1.57	0.05	(8.32)	1.82	2.55
1.47	0.01	(8.37)	1.75	2.51

—	—	—	—	—
—	—	(2.24)	(3.11)	(1.23)
—	—	(2.24)	(3.11)	(1.23)
$10.28	$8.81	$8.80	$19.41	$20.77

16.69%	0.11%	(48.00)%	9.65%	13.59%

$207.11	$228.96	$312.50	$990.43	$1,250.67
1.34%	1.36%	1.25%	1.20%	1.21%
(0.89)%	(0.42)%	(0.29)%	(0.32)%	(0.20)%
103%	108%	103%	97%	90%

HENNESSY FUNDS                                                                                                              1-800-966-4354

Financial Highlights
Hennessy Cornerstone Growth Fund
For an Institutional Class share outstanding throughout each period
	Six Months Ended
	April 30, 2011
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$10.37

Income from investment operations:
Net investment income (loss)	(0.03)
Net realized and unrealized gains (losses) on securities	2.13
Total from investment operations	2.10

Less Distributions:
Dividends from net investment income	—
Dividends from net realized gains	—
Total distributions	—
Net asset value, end of period	$12.47

TOTAL RETURN	20.25	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$3.12
Ratio of expenses to average net assets:
Before expense reimbursement	1.11	%(3)
After expense reimbursement(4)	0.98	%(3)
Ratio of net investment income (loss) to average net assets
Before expense reimbursement	(0.67	)%(3)
After expense reimbursement(4)	(0.54	)%(3)
Portfolio turnover rate(5)	100	%(2)

(1)	Institutional Class shares commenced operations on March 3, 2008.
(2)	Not Annualized.
(3)	Annualized.
(4)	The Advisor and/or Administrator reimbursed expenses in order to cap the Institutional Class share expenses. Please refer to Note 5 for more information.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

FINANCIAL HIGHLIGHTS — HENNESSY CORNERSTONE GROWTH FUND

Year Ended October 31,		Period Ended
		October 31,
2010	2009	2008(1)

$8.86	$8.82	$13.29

(0.07)	—	0.01
1.58	0.04	(4.48)
1.51	0.04	(4.47)

—	—	—
—	—	—
—	—	—
$10.37	$8.86	$8.82

17.04%	0.45%	(34.13	)%(2)

$3.12	$4.68	$5.09

1.09%	1.11%	1.12	%(3)
0.98%	0.98%	0.98	%(3)

(0.64)%	(0.17)%	0.15	%(3)
(0.53)%	(0.04)%	0.29	%(3)
103%	108%	103	%(2)

HENNESSY FUNDS                                                                                                              1-800-966-4354

Financial Highlights
Hennessy Cornerstone Growth Fund, Series II
For an Original Class share outstanding throughout each period
	Six Months Ended
	April 30, 2011
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$13.99

Income from investment operations:
Net investment income (loss)	(0.07)
Net realized and unrealized gains (losses) on securities	3.01
Total from investment operations	2.94

Less Distributions:
Dividends from net investment income	—
Dividends from net realized gains	—
Total distributions	—
Net asset value, end of period	$16.93

TOTAL RETURN	21.02	%(3)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$32.33
Ratio of expenses to average net assets	1.56	%(4)
Ratio of net investment loss to average net assets	(0.81	)%(4)
Portfolio turnover rate(5)	8	%(3)

(1)	For the four months ended October 31, 2006. Effective October 31, 2006 the Fund changed its fiscal year end to October 31st from June 30th.
(2)	Net investment loss per share is calculated using average shares outstanding.
(3)	Not Annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

FINANCIAL HIGHLIGHTS — HENNESSY CORNERSTONE GROWTH FUND, SERIES II

Year Ended October 31,				Period Ended		Year Ended
				October 31,		June 30,
2010	2009	2008	2007	2006(1)		2006

$11.09	$10.35	$30.32	$30.75	$32.19		$31.29

(0.11)	(0.05)	(0.09)	(0.25)	(0.03)		(0.07	)(2)
3.01	0.79	(13.75)	1.02	(1.41)		4.65
2.90	0.74	(13.84)	0.77	(1.44)		4.58

—	—	—	—	—		—
—	—	(6.13)	(1.20)	—		(3.68)
—	—	(6.13)	(1.20)	—		(3.68)
$13.99	$11.09	$10.35	$30.32	$30.75		$32.19

26.15%	7.15%	(55.79)%	2.60%	(4.47	)%(3)	16.48%

$30.17	$29.81	$36.27	$138.58	$244.19		$279.30
1.62%	1.70%	1.37%	1.27%	1.25	%(4)	1.25%
(0.77)%	(0.43)%	(0.40)%	(0.59)%	(0.24	)%(4)	(0.22)%
95%	94%	75%	86%	93	%(3)	109%

HENNESSY FUNDS                                                                                                              1-800-966-4354

Financial Highlights
Hennessy Cornerstone Growth Fund, Series II
For an Institutional Class share outstanding throughout each period
	Six Months Ended
	April 30, 2011
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$14.23

Income from investment operations:
Net investment income (loss)	(0.02)
Net realized and unrealized gains (losses) on securities	3.06
Total from investment operations	3.04

Less Distributions:
Dividends from net investment income	—
Dividends from net realized gains	—
Total distributions	—
Net asset value, end of period	$17.27

TOTAL RETURN	20.25	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$0.48
Ratio of expenses to average net assets
Before expense reimbursement	1.37	%(3)
After expense reimbursement(4)	0.98	%(3)
Ratio of net investment income (loss) to average net assets
Before expense reimbursement	(0.62	)%(3)
After expense reimbursement(4)	(0.23	)%(3)
Portfolio turnover rate(5)	8	%(2)

(1)	Institutional Class shares commenced operations on March 3, 2008.
(2)	Not Annualized.
(3)	Annualized.
(4)	The Advisor and/or Administrator reimbursed expenses in order to cap the Institutional Class share expenses. Please refer to Note 5 for more information.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

FINANCIAL HIGHLIGHTS — HENNESSY CORNERSTONE GROWTH FUND, SERIES II

Year Ended October 31,		Period Ended
		October 31,
2010	2009	2008(1)

$11.21	$10.39	$19.17

(0.01)	0.02	0.02
3.03	0.80	(8.80)
3.02	0.82	(8.78)

—	—	—
—	—	—
—	—	—
$14.23	$11.21	$10.39

26.94%	7.89%	(45.80	)%(2)

$0.43	$0.28	$0.06

1.40%	1.46%	1.22	%(3)
0.98%	0.98%	0.98	%(3)

(0.53)%	(0.19)%	0.17	%(3)
(0.11)%	0.29%	0.41	%(3)
95%	94%	75	%(2)

HENNESSY FUNDS                                                                                                              1-800-966-4354

Financial Highlights
Hennessy Focus 30 Fund
For an Original Class share outstanding throughout each period
	Six Months Ended
	April 30, 2011
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$11.18

Income from investment operations:
Net investment income (loss)	(0.06)
Net realized and unrealized gains (losses) on investments	2.60
Total from investment operations	2.54

Less Distributions:
Dividends from net investment income	—
Dividends from net realized gains	—
Total distributions	—
Redemption fees retained	—
Net asset value, end of period	$13.72

TOTAL RETURN	22.72	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$140.84
Ratio of expenses to average net assets:	1.37	%(3)
Ratio of net investment loss to average net assets:	(0.96	)%(3)
Portfolio turnover rate(4)	4	%(2)

(1)	Amount is less than $0.01.
(2)	Not Annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

FINANCIAL HIGHLIGHTS — HENNESSY FOCUS 30 FUND

Year Ended October 31,
2010	2009	2008	2007	2006

$8.73	$8.02	$13.67	$12.39	$12.21

(0.03)	(0.02)	(0.06)	(0.09)	(0.08)
2.48	0.73	(3.57)	1.47	1.86
2.45	0.71	(3.63)	1.38	1.78

—	—	—	—	—
—	—	(2.02)	(0.10)	(1.61)
—	—	(2.02)	(0.10)	(1.61)
—	—	— (1)	— (1)	0.01
$11.18	$8.73	$8.02	$13.67	$12.39

28.06%	8.85%	(30.81)%	11.30%	16.18%

$123.20	$128.36	$167.32	$233.37	$240.63
1.39%	1.39%	1.27%	1.23%	1.21%
(0.26)%	(0.20)%	(0.62)%	(0.61)%	(0.65)%
87%	90%	123%	112%	124%

HENNESSY FUNDS                                                                                                              1-800-966-4354

Financial Highlights
Hennessy Focus 30 Fund
For an Institutional Class share outstanding throughout each period
	Six Months Ended
	April 30, 2011
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$11.29

Income from investment operations:
Net investment income (loss)	(0.04)
Net realized and unrealized gains (losses) on investments	2.64
Total from investment operations	2.60

Less Distributions:
Dividends from net investment income	—
Dividends from net realized gains	—
Total distributions	—
Net asset value, end of period	$13.89

TOTAL RETURN	23.03	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$24.31
Ratio of expenses to average net assets:
Before expense reimbursement	1.15	%(3)
After expense reimbursement(4)	0.98	%(3)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(0.74	)%(3)
After expense reimbursement(4)	(0.57	)%(3)
Portfolio turnover rate(5)	4	%(2)

(1)	Institutional Class shares commenced operations on March 3, 2008.
(2)	Not Annualized.
(3)	Annualized.
(4)	The Advisor and/or Administrator reimbursed expenses in order to cap the Institutional Class share expenses. Please refer to Note 5 for more information.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

FINANCIAL HIGHLIGHTS — HENNESSY FOCUS 30 FUND

Year Ended October 31,		Period Ended
		October 31,
2010	2009	2008(1)

$8.78	$8.04	$11.15

0.02	0.02	(0.02)
2.49	0.72	(3.09)
2.51	0.74	(3.11)

—	—	—
—	—	—
—	—	—
$11.29	$8.78	$8.04

28.59%	9.20%	(27.89	)%(2)

$21.38	$27.44	$26.78

1.16%	1.15%	1.13	%(3)
0.98%	0.98%	0.98	%(3)

(0.03)%	0.04%	(0.28	)%(3)
0.15%	0.21%	(0.13	)%(3)
87%	90%	123	%(2)

HENNESSY FUNDS                                                                                                              1-800-966-4354

Financial Highlights
Hennessy Cornerstone Large Growth Fund
For an Original Class share outstanding throughout each period
	Six Months Ended
	April 30, 2011
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$11.70
Income from investment operations:
Net investment income (loss)	0.05
Net realized and unrealized gains (losses) on securities	1.84
Total from investment operations	1.89
Less Distributions:
Dividends from net investment income	(0.09)
Dividends from net realized gains	(0.02)
Total distributions	(0.11)
Net asset value, end of period	$13.48
TOTAL RETURN	16.27	%(5)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$88.87
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.27	%(6)
After expense reimbursement/recoupment	1.30	%(6)
Ratio of net investment income (loss) to average net assets
Before expense reimbursement/recoupment	0.79	%(6)
After expense reimbursement/recoupment	0.76	%(6)
Portfolio turnover rate(7)	0	%(5)

(1)	For the one month period ended October 31, 2009. Effective October 31, 2009, the Fund changed its fiscal year end to October 31st from September 30th.
(2)
The financial highlights set forth for periods prior to March 20, 2009 represent the historical financial highlights of the Tamarack Large Cap Growth Fund, Class S shares.  The assets of the Tamarack Large Cap Growth Fund were acquired by the Hennessy Cornerstone Large Growth Fund on March 20, 2009.  At that time RBC Global Asset Management (U.S.), Inc. (formerly known as Voyageur Asset Management Inc.) ceased to be investment advisor and Hennessy Advisors, Inc. became investment advisor.  The return of the Tamarack Large Cap Growth Fund, Class S shares during the period October 1, 2008 through March 20, 2009 was (33.30)%.  The return of the Hennessy Cornerstone Large Growth Fund, Original Class shares during the period March 20, 2009 through September 30, 2009 was 42.64%.

(3)	Amount is less than $0.01 or ($0.01) per share.
(4)	Per share net investment income (loss) has been calculated using the average daily shares method.
(5)	Not annualized.
(6)	Annualized.
(7)	Portfolio turnover is calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

FINANCIAL HIGHLIGHTS — HENNESSY CORNERSTONE LARGE GROWTH FUND

Year Ended	One Month Ended		Year Ended September 30,
October 31,	October 31,
2010	2009(1)		2009(2)	2008		2007	2006

$9.49	$9.60		$10.09	$12.61		$10.98	$10.75

0.09	—	(3)	0.05	—	(3)(4)	— (3)	— (3)
2.17	(0.11)		(0.54)	(2.52)		1.63	0.23
2.26	(0.11)		(0.49)	(2.52)		1.63	0.23

(0.05)	—		—	—		—	— (3)
—	—		—	—		—	—
(0.05)	—		—	—		—	—
$11.70	$9.49		$9.60	$10.09		$12.61	$10.98
23.88%	(1.15	)%(5)	(4.86)%	(19.98)%		14.85%	2.18%

$78.83	$69.41		$70.61	$80.91		$113.15	$125.25

1.30%	1.26	%(6)	1.40%	1.16%		1.18%	1.18%
1.30%	1.30	%(6)	1.17%	0.98%		1.00%	1.00%

0.84%	(0.01	)%(6)	0.36%	(0.19)%		(0.19)%	(0.20)%
0.84%	(0.05	)%(6)	0.59%	(0.01)%		(0.01)%	(0.02)%
83%	0	%(5)	116%	38%		25%	35%

HENNESSY FUNDS                                                                                                              1-800-966-4354

Financial Highlights
Hennessy Cornerstone Large Growth Fund
For an Institutional Class share outstanding throughout each period
	Six Months Ended
	April 30, 2011
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$11.76

Income from investment operations:
Net investment income	0.03
Net realized and unrealized gains (losses) on securities	1.89
Total from investment operations	1.92

Less Distributions:
Dividends from net investment income	(0.12)
Dividends from net realized gains	(0.02)
Total distributions	(0.14)
Net asset value, end of period	$13.54

TOTAL RETURN	16.45	%(4)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$0.10
Ratio of expenses to average net assets:
Before expense reimbursement	1.15	%(5)
After expense reimbursement(6)	0.98	%(5)
Ratio of net investment income (loss) to average net assets
Before expense reimbursement	0.89	%(5)
After expense reimbursement(6)	1.06	%(5)
Portfolio turnover rate(7)	0	%(4)

(1)	For the one month period ended October 31, 2009. Effective October 31, 2009, the Fund changed its fiscal year end to October 31st from September 30th.
(2)	Institutional Class shares commenced operations on March 20, 2009.
(3)	Amount is less than $0.01 or ($0.01) per share.
(4)	Not annualized.
(5)	Annualized.
(6)	The Advisor and/or Administrator reimbursed expenses in order to cap the Institutional Class share expenses. Please refer to Note 5 for more information.
(7)	Portfolio turnover is calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

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FINANCIAL HIGHLIGHTS — HENNESSY CORNERSTONE LARGE GROWTH FUND

Year Ended	One Month Ended		Period Ended
October 31,	October 31,		September 30,
2010	2009(1)		2009(2)

$9.51	$9.61		$6.73

0.10	—		0.03
2.20	(0.10)		2.85
2.30	(0.10)		2.88

(0.05)	—		—
—	—		—
(0.05)	—		—
$11.76	$9.51		$9.61

24.26%	(1.04	)%(3)	42.79	%(3)

$0.07	$0.04		$0.04

1.16%	1.14	%(4)	16.51	%(4)
0.98%	0.98	%(4)	0.98	%(4)

0.90%	0.12	%(4)	(14.54	)%(4)
1.08%	0.28	%(4)	0.99	%(4)
83%	0	%(3)	116	%(3)

HENNESSY FUNDS                                                                                                              1-800-966-4354

Financial Highlights
Hennessy Cornerstone Value Fund
For an Original Class share outstanding throughout each period
	Six Months Ended
	April 30, 2011
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$12.53

Income from investment operations:
Net investment income (loss)	0.17
Net realized and unrealized gains (losses) on investments	1.11
Total from investment operations	1.28

Less Distributions:
Dividends from net investment income	(0.37)
Dividends from net realized gains	—
Total distributions	(0.37)
Net asset value, end of period	$13.44

TOTAL RETURN	10.52	%(1)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$145.07
Ratio of expenses to average net assets	1.30	%(2)
Ratio of net investment income to average net assets	2.27	%(2)
Portfolio turnover rate(3)	38	%(1)

(1)	Not Annualized.
(2)	Annualized.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

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FINANCIAL HIGHLIGHTS — HENNESSY CORNERSTONE VALUE FUND

Year Ended October 31,
2010	2009	2008	2007	2006

$10.63	$9.05	$17.06	$15.27	$12.95

0.29	0.24	0.55	0.46	0.30
1.81	1.87	(8.15)	1.68	2.36
2.10	2.11	(7.60)	2.14	2.66

(0.20)	(0.53)	(0.41)	(0.35)	(0.34)
—	—	—	—	—
(0.20)	(0.53)	(0.41)	(0.35)	(0.34)
$12.53	$10.63	$9.05	$17.06	$15.27

19.98%	25.51%	(45.50)%	14.26%	21.00%

$155.87	$145.91	$97.10	$204.50	$256.80
1.29%	1.27%	1.20%	1.17%	1.15%
2.33%	3.19%	3.92%	2.64%	2.49%
91%	59%	53%	40%	35%

HENNESSY FUNDS                                                                                                              1-800-966-4354

Financial Highlights
Hennessy Cornerstone Value Fund
For an Institutional Class share outstanding throughout each period
	Six Months Ended
	April 30, 2011
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$12.54

Income from investment operations:
Net investment income (loss)	0.11
Net realized and unrealized gains (losses) on investments	1.20
Total from investment operations	1.31

Less Distributions:
Dividends from net investment income	(0.41)
Dividends from net realized gains	—
Total distributions	(0.41)
Net asset value, end of period	$13.44

TOTAL RETURN	10.78	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$1.15
Ratio of expenses to average net assets
Before expense reimbursement	1.11	%(3)
After expense reimbursement(4)	0.98	%(3)
Ratio of net investment income to average net assets
Before expense reimbursement	2.40	%(3)
After expense reimbursement(4)	2.53	%(3)
Portfolio turnover rate(5)	38	%(2)

(1)	Institutional Class shares commenced operations on March 3, 2008.
(2)	Not Annualized.
(3)	Annualized.
(4)	The Advisor and/or Administrator reimbursed expenses in order to cap the Institutional Class share expenses. Please refer to Note 5 for more information.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

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FINANCIAL HIGHLIGHTS — HENNESSY CORNERSTONE VALUE FUND

Year Ended October 31,		Period Ended
		October 31,
2010	2009	2008(1)

$10.63	$9.06	$13.79

0.30	0.30	0.34
1.83	1.83	(5.07)
2.13	2.13	(4.73)

(0.22)	(0.56)	—
—	—	—
(0.22)	(0.56)	—
$12.54	$10.63	$9.06

20.31%	25.87%	(34.30	)%(2)

$1.35	$1.11	$0.87

1.10%	1.13%	1.14	%(3)
0.98%	0.98%	0.98	%(3)

2.52%	3.33%	4.94	%(3)
2.64%	3.48%	5.10	%(3)
91%	59%	53	%(2)

HENNESSY FUNDS                                                                                                              1-800-966-4354

Financial Highlights
Hennessy Total Return Fund
For an Original Class share outstanding throughout each period
	Six Months Ended
	April 30, 2011
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$10.57

Income from investment operations:
Net investment income	0.09
Net realized and unrealized gains (losses) on securities	1.03
Total from investment operations	1.12

Less Distributions:
Dividends from net investment income	(0.09)
Dividends from realized capital gains	—
Total distributions	(0.09)
Net asset value, end of period	$11.60

TOTAL RETURN	10.60	%(1)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$70.18
Ratio of expenses, including interest expense, to average net assets	1.34	%(2)
Ratio of interest expense to average net assets	0.11	%(2)
Ratio of expenses, excluding interest expense, to average net assets	1.23	%(2)
Ratio of net investment income to average net assets	1.57	%(2)
Portfolio turnover rate	6	%(1)

(1)	Not Annualized.
(2)	Annualized.

The accompanying notes are an integral part of these financial statements.

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FINANCIAL HIGHLIGHTS — HENNESSY TOTAL RETURN FUND

Year Ended October 31,
2010	2009	2008	2007	2006

$9.10	$9.22	$13.73	$12.61	$10.57

0.16	0.18	0.28	0.33	0.31
1.48	(0.14)	(4.49)	1.13	2.03
1.64	0.04	(4.21)	1.46	2.34

(0.17)	(0.16)	(0.30)	(0.34)	(0.30)
—	—	—	—	—
(0.17)	(0.16)	(0.30)	(0.34)	(0.30)
$10.57	$9.10	$9.22	$13.73	$12.61

18.09%	0.69%	(30.97)%	11.70%	22.48%

$69.08	$52.38	$58.22	$96.31	$113.26
1.33%	1.56%	2.36%	3.04%	2.80%
0.08%	0.29%	1.16%	1.88%	1.64%
1.25%	1.27%	1.20%	1.16%	1.16%
1.62%	2.12%	2.43%	2.48%	2.79%
41%	41%	16%	12%	24%

HENNESSY FUNDS                                                                                                              1-800-966-4354

Financial Highlights
Hennessy Balanced Fund
For an Original Class share outstanding throughout each period
	Six Months Ended
	April 30, 2011
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$10.43

Income from investment operations:
Net investment income	0.02
Net realized and unrealized gains (losses) on securities	0.76
Total from investment operations	0.78

Less Distributions:
Dividends from net investment income	(0.02)
Dividends from realized capital gains	—
Total distributions	(0.02)
Net asset value, end of period	$11.19

TOTAL RETURN	7.53	%(1)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$12.56
Ratio of net expenses to average net assets	1.69	%(2)
Ratio of net investment income to average net assets	0.45	%(2)
Portfolio turnover rate	23	%(1)

(1)	Not Annualized.
(2)	Annualized.

The accompanying notes are an integral part of these financial statements.

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FINANCIAL HIGHLIGHTS — HENNESSY BALANCED FUND

Year Ended October 31,
2010	2009	2008	2007	2006

$9.48	$9.11	$12.51	$11.83	$10.56

0.05	0.10	0.25	0.38	0.30
0.95	0.38	(2.80)	0.69	1.25
1.00	0.48	(2.55)	1.07	1.55

(0.05)	(0.11)	(0.26)	(0.39)	(0.28)
—	—	(0.59)	—	—
(0.05)	(0.11)	(0.85)	(0.39)	(0.28)
$10.43	$9.48	$9.11	$12.51	$11.83

10.53%	5.46%	(21.55)%	9.16%	14.92%

$12.50	$11.47	$11.46	$16.82	$26.14
1.65%	1.73%	1.56%	1.36%	1.34%
0.45%	1.17%	2.31%	2.86%	2.75%
57%	46%	13%	35%	88%

HENNESSY FUNDS                                                                                                              1-800-966-4354

(This Page Intentionally Left Blank.)

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NOTES TO THE FINANCIAL STATEMENTS

Notes to the Financial Statements
April 30, 2011 (Unaudited)

1).  ORGANIZATION

The Hennessy Mutual Funds, Inc. was organized as a Maryland corporation on May 20, 1996 and consists of three separate series: Hennessy Cornerstone Growth Fund (the “Growth Fund”), Hennessy Cornerstone Value Fund (the “Value Fund”) and the Hennessy Focus 30 Fund (the “Focus 30 Fund”).  These Funds are open-end, diversified management investment companies registered under the Investment Company Act of 1940, as amended.  The investment objective of the Growth and Focus 30 Funds is long-term growth of capital.  The investment objective of the Value Fund is total return, consisting of capital appreciation and current income.

The Hennessy Funds, Inc. was organized as a Maryland corporation on January 11, 1996 and consists of two separate series: Hennessy Balanced Fund (the “Balanced Fund”) and Hennessy Total Return Fund (the “Total Return Fund”).  The Balanced and Total Return Funds are open-end, non-diversified management investment companies registered under the Investment Company Act of 1940, as amended.  The investment objective of the Balanced Fund is a combination of capital appreciation and current income.  The investment objective of the Total Return Fund is total return, consisting of capital appreciation and current income.

The Hennessy Funds Trust (the “Trust”) was organized as a Delaware Statutory Trust on September 17, 1992 and consists of three series: Hennessy Cornerstone Growth Fund, Series II (the “Growth II Fund”), Hennessy Select Large Value Fund and Hennessy Cornerstone Large Growth Fund (the “Large Growth Fund”).  The financial results of the Hennessy Select Large Value Fund are not contained in this report.  The Growth II and Large Growth Funds are open-end, diversified management investment companies registered under the Investment Company Act of 1940, as amended.  The investment objective of the Growth II and Large Growth Funds is long-term growth of capital.

The Growth, Growth II, Focus 30, Large Growth, Value, Total Return and Balanced Funds collectively represent the Hennessy Cornerstone Series Funds (the “Funds”).

The Growth, Growth II, Focus 30, Large Growth and Value Funds offer Original and Institutional Class shares.  Each class of shares differs principally in its respective administration, shareholder servicing and transfer agent expenses and sales charges, if any.  Each class has identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.  The Balanced and Total Return Funds offer only Original Class shares.

2).  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These

HENNESSY FUNDS                                                                                                              1-800-966-4354

policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

a).  Investment Valuation – Securities which are traded on a national or recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded.  Exchange-traded securities for which there were no transactions that day and debt securities are valued at the most recent bid prices. Instruments with a remaining maturity of 60 days or less are valued on an amortized cost basis. When a price for an underlying security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security, fair value pricing procedures have been adopted by the Board of Directors of the Funds. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security. Some of these criteria are: trading volume of security and markets, value of other like securities and news events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value.

b).  Federal Income Taxes – Provision for federal income taxes or excise taxes has not been made since the Funds have elected to be taxed as “regulated investment companies” and intend to distribute substantially all taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of temporary book and tax basis differences. Temporary differences are primarily the result of the treatment of wash sales for tax reporting purposes. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income to shareholders for tax purposes.

c).  Income and Expenses – Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its respective net assets.

d).  Distributions to Shareholders – Dividends from net investment income for the Growth, Growth II, Focus 30, Large Growth and Value Funds, if any, are declared and paid out annually, usually in November or December of each year. Dividends from net investment income for the Total Return and Balanced Funds are declared and paid on a calendar quarter basis. Distributions of net realized capital gains, if any, are declared and paid annually, usually in November or December of each year, for all of the Funds.

e).  Security Transactions – Investment and shareholder transactions are recorded on the trade date. The Funds determine the gain or loss realized

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NOTES TO THE FINANCIAL STATEMENTS

    from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security.

f).   Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported change in net assets during the reporting period. Actual results could differ from those estimates.

g).  Share Valuation – The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price per share for each Fund is equal to each Fund’s net asset value per share. The Funds charged a 1.50% redemption fee on shares held less than 90 days through August 29, 2008. These fees were deducted from the redemption proceeds otherwise payable to the shareholder. These fees were retained by each Fund and treated as additional paid-in capital and allocated to each respective class of shares (if applicable).

h).  Repurchase Agreements – Each Fund may enter into repurchase agreements with member banks or security dealers of the Federal Reserve whom the investment advisor deems creditworthy. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient, in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

i).   Accounting for Uncertainty in Income Taxes – The Funds have adopted accounting policies regarding recognition and measurement of tax positions taken or expected to be taken on a tax return.  The Funds have reviewed all open tax years and major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return.  As of April 30, 2011, open Federal and state tax years for the Large Growth Fund include the tax years ended September 30, 2008 through 2009, tax period ended October 31, 2009 and tax year ended October 31, 2010.  As of April 30, 2011, open Federal and state tax years for the Growth, Growth II, Focus, Value, Total Return and Balanced Fund include the tax years ended October 31, 2008 through 2010.

HENNESSY FUNDS                                                                                                              1-800-966-4354

j).   Derivatives – The Funds may invest in, or enter into, derivatives, such as options, futures contracts, options on futures contracts and swaps, for a variety of reasons, including to hedge certain risks, to provide a substitute for purchasing or selling particular securities or to increase potential income gain.  Derivatives may provide a cheaper, quicker or more specifically focused way for a Fund to invest than “traditional” securities would.  The main purpose of utilizing these derivative instruments is for hedging purposes.

The Funds have adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification (“FASB ASC”).  The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivatives instruments affect an entity’s results of operations and financial position.  During the six months ended April 30, 2011, the Funds did not hold any derivative instruments.

k).  Events Subsequent to the Fiscal Period End – The Funds have adopted financial reporting rules regarding subsequent events which requires an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  Management has evaluated the Funds’ related events and transactions that occurred subsequent to April 30, 2011, through the date of issuance of the Funds’ financial statements.  There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

l).   New Accounting Pronouncement – In January 2010, the FASB issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about a) transfers into and out of Levels 1 and 2, and b) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The first disclosure is effective for the first reporting period beginning after December 15, 2009, and for interim periods within those fiscal years. Additional information describing significant transfers, if any, is contained in each Fund’s Schedule of Investments contained in this report.

The second disclosure will become effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact this disclosure may have on the Funds’ financial statements.

3).  REVERSE REPURCHASE AGREEMENTS

The Total Return Fund may enter into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements.  Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price.  Under the 1940 Act, reverse repurchase agreements will be regarded as a form of borrowing by the Fund unless, at the time it enters into a reverse repurchase agreement, it establishes and maintains a segregated account with its custodian containing securities from its portfolio having  a value not less than the repurchase price (including accrued

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NOTES TO THE FINANCIAL STATEMENTS

interest).  The Total Return Fund has established and maintained such an account for its reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase.  In the event the buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.  Also, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreements are less than the value of the securities subject to such agreements.

For the six months ended April 30, 2011, the average daily balance and average interest rate in effect for reverse repurchase agreements was $22,596,831 and 0.31%, respectively. At April 30, 2011, the interest rate in effect for the outstanding reverse repurchase agreements, scheduled to mature on May 26, 2011 ($8,095,500), June 16, 2011 ($6,296,500) and July 14, 2011 ($8,095,500) was 0.30%, 0.35% and 0.35%, respectively. Outstanding reverse repurchase agreements at April 30, 2011 were equal to 32.04% of the Total Return Fund’s total net assets.

4).  INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding government and short-term investments) during the six months ended April 30, 2011 were as follows:

	Growth	Growth II	Focus 30	Large Growth	Value	Total Return	Balanced
	Fund	Fund	Fund	Fund	Fund	Fund	Fund
Purchases	$206,855,039	$2,500,810	$5,723,273	$—	$53,546,648	$2,902,108	$1,474,265
Sales	$238,570,404	$8,029,974	$17,035,216	$2,869,697	$75,804,556	$5,406,690	$2,051,652

There were no purchases or sales/maturities of long-term U.S. Government securities in the Funds during the six months ended April 30, 2011.

5).  INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Hennessy Advisors, Inc. (the “Advisor”) is the Advisor of the Funds. The Advisor provides the Funds with investment management services under a Management Agreement. The Advisor furnishes all investment advice, office space, facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly fee from each Fund. The fee is based upon the average daily net assets of the Funds at the annual rate of:

Growth Fund	0.74%
Growth II Fund	0.74%
Focus 30 Fund	0.74%
Large Growth Fund	0.74%
Value Fund	0.74%
Total Return Fund	0.60%
Balanced Fund	0.60%

The Advisor has agreed to waive its fees and absorb expenses to the extent that the total annual operating expenses (excluding all Federal, state and local taxes, interest, brokerage commissions, acquired fund fees and expenses and other costs incurred in connection with the purchase and sale of securities and

HENNESSY FUNDS                                                                                                              1-800-966-4354

extraordinary items) do not exceed 0.98% of the Funds’ net assets for the Institutional Class shares in the Growth, Growth II, Focus 30, Large Growth and Value Funds.  The expense limitation agreement for the Institutional Class shares can only be terminated by the Board of Directors/Trustees.  For a period of three years after the year in which the Advisor waives or reimburses expenses, the Advisor may seek reimbursement from the Funds to the extent that total annual Fund operating expenses are less than the expense limitation in effect at the time of the reimbursement. The Advisor reimbursed Institutional Class expenses of $305 for the Growth II for the six months ended April 30, 2011.

The Advisor recouped $12,540 of previously reimbursed Original Class expenses for the Large Growth Fund for the six months ended April 30, 2011.

As of April 30, 2011, cumulative expenses subject to potential recovery to the aforementioned conditions and year of expiration are as follows:

	Oct. 31, 2011	Oct. 31, 2012	Oct. 31,2013	Oct. 31,2014	Total
Growth Fund – Institutional Class	$7,464	$6,062	$—	$—	$13,526
Growth II Fund – Institutional Class	$137	$706	$531	$305	$1,679
Focus 30 Fund – Institutional Class	$35,499	$43,673	$—	$—	$79,172
Large Growth Fund – Original Class	$24,832	$—	$—	$—	$24,832
Large Growth Fund – Institutional Class	$2,051	$5	$—	$—	$2,056
Value Fund – Institutional Class	$1,056	$1,298	$—	$—	$2,354

The Board of Directors/Trustees has approved a Shareholder Servicing Plan for the Original Class shares of the Growth, Growth II, Focus 30, Large Growth, Value, Total Return and Balanced Funds which was instituted to compensate the Advisor for the non-investment management services it provides to the Funds. The Plan provides for a monthly fee paid to the Advisor at an annual rate of 0.10% of the average daily net assets of the Funds.

The Growth, Growth II, Focus 30, Large Growth and Value Funds have entered into agreements with various brokers, dealers and financial intermediaries in connection with the sale of shares of the Funds.  The agreements provide for periodic payments by the Funds to the brokers, dealers and financial intermediaries for providing certain shareholder maintenance services (sub-transfer agent expenses).  These shareholder services include: the pre-processing and quality control of new accounts, shareholder correspondence, answering customer inquiries regarding account status and facilitating shareholder telephone transactions.  Fees paid by the Growth, Growth II, Focus 30, Large Growth and Value Funds to various brokers, dealers and financial intermediaries for the six months ended April 30, 2011, were $156,248, $28,364, $127,146, $10,219 and $71,598, respectively.

The Total Return and Balanced Funds have adopted a plan pursuant to Rule 12b-1 which authorizes payments in connection with the distribution of the Total Return and Balanced Fund shares at an annual rate not to exceed 0.15% of each Fund’s average daily net assets. Amounts paid under the Plan may be spent on any activities or expenses primarily intended to result in the sale of shares, including but not limited to, advertising, compensation for sales and marketing activities or financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareowners and the printing and mailing of sales literature.

WWW.HENNESSYFUNDS.COM

NOTES TO THE FINANCIAL STATEMENTS

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Funds’ administrator under an Administration Agreement. Administrative services under this agreement include custody, distribution, fund accounting, fund administration and transfer agent services.  In addition, the Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the directors; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals. Fees paid to U.S. Bancorp Fund Services, LLC for the six months ended April 30, 2011, were $268,886, $42,880, $199,114, $104,455, $183,875, $86,301 and $15,703 for Growth, Growth II, Focus 30, Large Growth, Value, Total Return and Balanced Funds, respectively.  The Administrator has voluntarily waived all or a portion of its administration fees allocated to the Institutional Class shares of the Growth, Growth II, Focus 30, Large Growth and Value Funds.  The administration fees voluntarily waived by the Administrator during the six months ended April 30, 2011 were $1,913, $614, $18,815, $75 and $816, respectively.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliated company of U.S. Bank, N.A.

6).  LINE OF CREDIT

The Growth, Growth II, Focus 30, and Value Funds have $40,000,000, $1,500,000, $25,000,000 and $10,000,000 lines of credit, respectively, intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with its custodian bank, U.S. Bank, N.A.  Borrowings under this arrangement bear interest at the bank’s prime rate. During the six months ended April 30, 2011, the Growth Fund had an outstanding average daily balance and a weighted average interest rate of $8,597 and 3.25%, respectively. The maximum amount outstanding for the Growth Fund during the period was $661,000.  During the six months ended April 30, 2011, the Growth II Fund had an outstanding average daily balance and a weighted average interest rate of $35,122 and 3.25%, respectively. The maximum amount outstanding for the Growth II Fund during the period was $1,500,000. During the six months ended April 30, 2011, the Focus 30 Fund had an outstanding average daily balance and a weighted average interest rate of $107,912 and 3.25%, respectively. The maximum amount outstanding for the Focus 30 Fund during the period was $3,586,000. During the six months ended April 30, 2011, the Value Fund had no line of credit activity.

HENNESSY FUNDS                                                                                                              1-800-966-4354

7).  FEDERAL TAX INFORMATION

As of October 31, 2010, the components of accumulated earnings (losses) for income tax purposes were as follows:

	Growth	Growth II	Focus 30
	Fund	Fund	Fund
Cost of investments for tax purposes	$183,696,546	$27,823,349	$130,808,572
Gross tax unrealized appreciation	39,262,640	4,577,908	14,422,821
Gross tax unrealized depreciation	(12,452,253)	(1,702,329)	(1,040,567)
Net tax unrealized
appreciation (depreciation)	26,810,387	2,875,579	13,382,254
Undistributed ordinary income	$—	$—	$—
Undistributed long-term capital gains	—	—	—
Total distributable earnings	$—	$—	$—
Other accumulated gains/(loss)	$(277,999,856)	$(54,289,903)	$(65,439,669)
Total accumulated earnings/(loss)	$(251,189,469)	$(51,414,324)	$(52,057,415)

	Large		Total
	Growth	Value	Return	Balanced
	Fund	Fund	Fund	Fund
Cost of investments
for tax purposes	$69,685,306	$139,773,894	$90,484,010	$12,061,922
Gross tax
unrealized appreciation	10,972,375	21,871,148	4,762,248	747,143
Gross tax
unrealized depreciation	(1,699,296)	(4,510,078)	(2,054,042)	(337,670)
Net tax unrealized
appreciation (depreciation)	$9,273,079	$17,361,070	$2,708,206	$409,473
Undistributed ordinary income	$627,807	$3,560,233	$56,753	$4,166
Undistributed long-term
capital gains	109,217	—	—	—
Total distributable earnings	$737,024	$3,560,233	$56,753	$4,166
Other accumulated gains/(loss)	$—	$(57,519,849)	$(13,616,778)	$(2,257,478)
Total accumulated
earnings/(loss)	$10,010,103	$(36,598,546)	$(10,851,819)	$(1,843,839)

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to wash sales and partnership adjustments.

At October 31, 2010, the Growth Fund had tax basis capital losses of $277,999,856, to offset future capital gains. Of such losses, $100,898,505 expire October 31, 2016 and $177,101,351 expire October 31, 2017.

At October 31, 2010, the Growth II Fund had tax basis capital losses of $54,289,903, to offset future capital gains. Of such losses, $29,176,218 expire October 31, 2016 and $25,113,685 expire October 31, 2017.

At October 31, 2010, the Focus 30 Fund had tax basis capital losses of $65,439,669, to offset future capital gains. Of such losses, $24,304,531 expire October 31, 2016 and $41,135,138 expire October 31, 2017.

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NOTES TO THE FINANCIAL STATEMENTS

At October 31, 2010, the Large Growth Fund had no tax basis capital losses to offset future capital gains.

At October 31, 2010, the Value Fund had tax basis capital losses of $57,519,849, to offset future capital gains. Of such losses, $712,595 expire October 31, 2011 and $56,807,254 expire on October 31, 2017.

At October 31, 2010, the Total Return Fund had tax basis capital losses of $13,616,778, which may be carried over to offset future capital gains. Of such $13,616,778 expire October 31, 2017.

At October 31, 2010, the Balanced Fund had tax basis capital losses of $2,257,478, to offset future capital gains. Of such losses, $2,257,478 expire October 31, 2017.

The tax character of distributions paid during 2011 and 2010 for the Funds were as follows:

	Six Months Ended	Year Ended
Growth Fund	April 30, 2011	October 31, 2010
Ordinary income	$—	$—
Long-term capital gain	—	—
	$—	$—

	Six Months Ended	Year Ended
Growth II Fund	April 30, 2011	October 31, 2010
Ordinary income	$—	$—
Long-term capital gain	—	—
	$—	$—

	Six Months Ended	Year Ended
Focus 30 Fund	April 30, 2011	October 31, 2010
Ordinary income	$—	$—
Long-term capital gain	—	—
	$—	$—

	Six Months Ended	Year Ended
Large Growth Fund	April 30, 2011	October 31, 2010
Ordinary income	$627,807	$358,421
Long-term capital gain	—	—
	$627,807	$358,421

	Six Months Ended	Year Ended
Value Fund	April 30, 2011	October 31, 2010
Ordinary income	$4,283,374	$2,758,219
Long-term capital gain	—	—
	$4,283,374	$2,758,219

HENNESSY FUNDS                                                                                                              1-800-966-4354

	Six Months Ended	Year Ended
Total Return Fund	April 30, 2011	October 31, 2010
Ordinary income	$525,891	$942,536
Long-term capital gain	—	—
	$525,891	$942,536

	Six Months Ended	Year Ended
Balanced Fund	April 30, 2011	October 31, 2010
Ordinary income	$28,788	$55,545
Long-term capital gain	—	—
	$28,788	$55,545

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EXPENSE EXAMPLE

Expense Example
April 30, 2011 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2010 through April 30, 2011.

Actual Expenses

The first set of lines of the table below provide information about actual account values and actual expenses. Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information within these lines, together with the amount you invested, to estimate the expenses that you paid over the six-month period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of lines within the table below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

HENNESSY FUNDS                                                                                                              1-800-966-4354

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
Original Class	11/1/2010	4/30/2011	11/1/10 – 4/30/11

Actual
Growth Fund – Original Class	$1,000.00	$1,200.40	$7.26
Growth II Fund – Original Class	$1,000.00	$1,210.20	$8.55
Focus 30 Fund – Original Class	$1,000.00	$1,227.20	$7.57
Large Growth Fund – Original Class	$1,000.00	$1,162.70	$6.97
Value Fund – Original Class	$1,000.00	$1,105.20	$6.79
Total Return Fund – Original Class	$1,000.00	$1,106.00	$7.00
Balanced Fund – Original Class	$1,000.00	$1,075.30	$8.70

Hypothetical (5% return
before expenses)
Growth Fund – Original Class	$1,000.00	$1,018.20	$6.66
Growth II Fund – Original Class	$1,000.00	$1,017.06	$7.80
Focus 30 Fund – Original Class	$1,000.00	$1,018.00	$6.85
Large Growth Fund – Original Class	$1,000.00	$1,018.35	$6.51
Value Fund – Original Class	$1,000.00	$1,018.35	$6.51
Total Return Fund – Original Class	$1,000.00	$1,018.15	$6.71
Balanced Fund – Original Class	$1,000.00	$1,016.41	$8.45

(1)
Expenses are equal to the Growth Fund’s expense ratio of 1.33%, the Growth II Fund’s expense ratio of 1.56%, the Focus 30 Fund’s expense ratio of 1.37%,  the Large Growth Fund’s expense ratio of 1.30%, the Value Fund’s expense ratio of 1.30%, the Total Return Fund’s expense ratio of 1.34%, and the Balanced Fund’s expense ratio of 1.69%, multiplied by the average account value over the period, multiplied by 181/365 days (to reflect one-half year period).

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(2)
Institutional Class	11/1/2010	4/30/2011	11/1/10 – 4/30/11

Actual
Growth Fund – Institutional Class	$1,000.00	$1,031.54	$4.94
Growth II Fund – Institutional Class	$1,000.00	$1,033.27	$4.94
Focus 30 Fund – Institutional Class	$1,000.00	$1,035.87	$4.95
Large Growth Fund – Institutional Class	$1,000.00	$1,025.62	$4.92
Value Fund – Institutional Class	$1,000.00	$1,016.79	$4.90

Hypothetical (5% return
before expenses)
Growth Fund – Institutional Class	$1,000.00	$1,003.10	$4.87
Growth II Fund – Institutional Class	$1,000.00	$1,003.10	$4.87
Focus 30 Fund – Institutional Class	$1,000.00	$1,003.10	$4.87
Large Growth Fund – Institutional Class	$1,000.00	$1,003.10	$4.87
Value Fund – Institutional Class	$1,000.00	$1,003.10	$4.87

(2)
Expenses are equal to the Growth, Growth II, Focus 30, Large Growth, and Value Fund’s expense ratio of 0.98%, multiplied by the average account value over the period, multiplied by 181/365 days (to reflect one-half year period).

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EXPENSE EXAMPLE AND PROXY VOTING POLICY

How to Obtain a Copy of the Funds’ Proxy Voting Policy and Proxy Voting Records

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge: (1) by calling 1-800-966-4354; (2) on the Hennessy Funds website at www.hennessyfunds.com; or (3) on the U.S. Securities and Exchange Commission’s website at www.sec.gov. Hennessy Funds’ proxy voting record is available on the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ending June 30.

Quarterly Filings on Form N-Q

The Funds file their complete schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q will be available on the SEC’s website at www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.  Information included in the Funds’ N-Q will also be available upon request by calling 1-800-966-4354.

Directors and Officers

The Funds’ Statement of Additional Information includes additional information about the Funds’ Directors and Officers and is available, without charge, upon request by calling 1-800-966-4354 or by visiting the Hennessy Funds website at www.hennessyfunds.com.

Federal Tax Distribution Information (Unaudited)

The Large Growth, Value, Total Return and Balanced Fund designated 100%, 100%, 100% and 100%, respectively, of the dividend declared from net investment income during the year ended October 31, 2010, as qualified dividend income under the Jobs Growth and Tax Reconciliation Act of 2003.

For the year ended October 31, 2010, 100%, 77.80%, 100% and 100% of the ordinary income distributions paid by the Large Growth, Value, Total Return and Balanced Funds, respectively, qualify for the dividends received deduction available to corporate shareholders. A portion of the dividend income received by the Value Fund was from American Depositary Receipts which does not qualify for the dividend received deduction available to corporate shareholders.

HENNESSY FUNDS                                                                                                              1-800-966-4354

Board Approval of Continuation of Investment Advisory Agreements

At its meeting on March 2, 2011, the Board of Directors (the “Board”) of The Hennessy Funds, Inc. (the “Company”) and its two series, the Hennessy Balanced Fund (the “Balanced Fund”) and the Hennessy Total Return Fund (the “Total Return Fund”) (each a “Fund” or collectively the “Funds”), The Hennessy Mutual Funds, Inc. (the “Company”) and its three series, the Hennessy Cornerstone Growth Fund (the “Growth Fund”), the Hennessy Cornerstone Value Fund (the “Value Fund”), and the Hennessy Focus 30 Fund (the “Focus 30 Fund”), The Hennessy Funds Trust (the “Company”) which includes the Hennessy Cornerstone Growth Fund, Series II (the “Growth II Fund”), Hennessy Cornerstone Large Growth Fund (the “Large Growth” Fund), and the Hennessy Select Large Value Fund (the “Large Value” Fund), and the Hennessy SPARX Funds Trust (the “Company”) and its two series, the Hennessy Select SPARX Japan Fund (the “Japan Fund”) and the Hennessy Select SPARX Japan Smaller Companies Fund ( the “Japan Smaller Companies Fund” or collectively with the Growth, Growth II, Value, Focus 30, Total Return, Balanced, Large Value and Large Growth funds, the “Funds”) or collectively with The Hennessy Funds, Inc., and The Hennessy Mutual Funds, Inc., and Hennessy Funds Trust, the “Companies”) including the Directors who are not “interested persons” (as defined in the Investment Company Act of 1940) of the Funds voted to re-approve the current investment advisory agreements for the Funds. The Board reviewed and discussed the specific services provided by the Advisor.  The Advisor:

•       Provides formula driven investment management for the Hennessy Total Return and Balanced funds; and the Hennessy Cornerstone Growth, Growth Series II, Focus 30, Value and Large Growth funds.  Hennessy Advisors, Inc. holds the patent rights to the formulas used for the Cornerstone Growth and Value Funds.  In providing investment management, Hennessy Advisors, Inc. will direct and oversee the trading of securities within and the rebalancing of the portfolios of the Funds.

•      Provides oversight of the sub-advisors for the Hennessy Select Large Value, Hennessy Select SPARX Japan, and Hennessy Select SPARX Japan Smaller Companies funds.

• Pays the incentive compensation of the Funds’ Chief Compliance Officer.

• Provides responsive customer and shareholder servicing which consists of providing a call center to respond to shareholder inquiries, including specific mutual fund account information.  Shareholders can contact Hennessy Advisors, Inc. directly during office hours.  The firm endeavors to answer all calls in person within two rings of the telephone.

• Oversees distribution of the Funds through third-party broker/dealers and independent financial institutions such as Charles Schwab, Inc., Fidelity, TD Ameritrade and Pershing. Hennessy Advisors participates in “no transaction fee” (“NTF”) programs with these companies, which allows

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BOARD APPROVAL OF CONTINUATION OF INVESTMENT ADVISORY AGREEMENTS

    customers to purchase the Hennessy Funds through third party distribution channels without paying a transaction fee. Hennessy Advisors compensates these third party distributors under a pre-determined contractual agreement.

• Oversees those third party service providers that support the Funds in providing fund accounting, fund administration, fund distribution, transfer agency and custodial services.

Hennessy Advisors, Inc. provides its services to The Hennessy Funds, Inc.; The Hennessy Mutual Funds, Inc.; The Hennessy Funds Trust, and The SPARX Funds Trust.  The firm also operates a small Limited Liability Company designed for highly qualified investors.  Services are provided to no other clients.  The firm does not offer investment advice to individual persons or entities other than the mutual funds it manages.

The Board also: (i) compared the performance of each Fund to benchmark indices over various periods of time and concluded that the performance of each Fund warranted the continuation of the Advisory Agreements; (ii) compared the expense ratios of funds similar in asset size and investment objective to each of the Funds and concluded the actual or projected expenses of each Fund were reasonable and warranted continuation of the Advisory Agreements; (iii) considered the fees charged by Hennessy Advisors, Inc. to those of funds similar in asset size and investment objective to each of the Funds and concluded the advisory fees of each Fund were reasonable and warranted continuation of the Advisory Agreements; (iv) considered the profitability of Hennessy Advisors, Inc. with respect to each Fund and the profitability of the Sub-Advisors with respect to the Select Series Funds and concluded the profits were reasonable and not excessive when compared to profitability guidelines set forth in relevant court cases; (v) considered the high level of professionalism and knowledge, along with an extremely low level of turnover, of the employees of the Advisor; and (vi) considered that Neil Hennessy was named one of the top 100 portfolio managers in the nation six of the previous eight years by Barron’s.

The Board then discussed economies of scale and breakpoints and determined that the Funds managed by Hennessy Advisors, Inc. have not yet grown in size, nor has their marketplace demonstrated significantly rapid potential growth to any extent that would warrant the use of breakpoints. The Board took into consideration the profitability of Hennessy Advisors, Inc. and the advisory fees of comparable mutual funds.

The Board reviewed the Funds’ expense ratios and comparable expense ratios for funds like the ten funds being considered for contract renewal by Hennessy Advisors, Inc.  The Board used data from Lipper as presented in the charts in the Board Materials showing funds similar in nature to the Hennessy Funds (Mid-Cap Blend, Small Cap Blend, etc.).  The Board determined that the expense ratios of the Funds fall within the range of the ratios of other funds in their classification.  The Board also referenced the Advisor’s Form ADV and copies of the current Investment Advisory Agreements.  All of the factors above were considered separately by the non-interested Directors in an executive session during which management of the Advisor was not present.  The factors were viewed in their totality by the Board, with no single factor being the principal or determinative factor in the Board’s determination of whether to approve the

HENNESSY FUNDS                                                                                                              1-800-966-4354

continuation of the Advisory Agreements.  The Board was also assisted in its review, consideration and discussion of the Advisory Agreements by a memorandum prepared by legal counsel that summarized the Board’s obligations. Based on the factors discussed above, the Board, including all Independent Directors, recommended continuation of the Advisory Agreements.

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BOARD APPROVAL OF CONTINUATION OF INVESTMENT ADVISORY AGREEMENT

(This Page Intentionally Left Blank.)

HENNESSY FUNDS                                                                                                              1-800-966-4354

For information, questions
or assistance, please call
The Hennessy Funds

1-800-966-4354 or 1-415-899-1555

INVESTMENT ADVISOR
Hennessy Advisors, Inc.
7250 Redwood Blvd., Suite 200
Novato, California 94945

ADMINISTRATOR, TRANSFER
AGENT, DIVIDEND PAYING
AGENT & SHAREHOLDER
SERVICING AGENT
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

CUSTODIAN
U.S. Bank N.A.
Custody Operations
1555 North River Center Dr., Suite 302
Milwaukee, Wisconsin 53212

TRUSTEES
Neil J. Hennessy
Robert T. Doyle
J. Dennis DeSousa
Gerald P. Richardson

COUNSEL
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202-5306

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
KPMG LLP
303 East Wacker Drive
Chicago, Illinois 60601

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

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This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Hennessy Funds, Inc.

By (Signature and Title)*        /s/Neil J. Hennessy
Neil J. Hennessy, President

Date   July 6, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/Neil J. Hennessy
Neil J. Hennessy, President

Date   July 6, 2011

By (Signature and Title)*        /s/Teresa M Nilsen
Teresa M Nilsen, Treasurer

Date   July 6, 2011

.